UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.     SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.3%)
Abercrombie & Fitch Co. Cl A	6,069	144,442
Amazon.com, Inc.*	22,410	1,645,790
Apollo Group, Inc.*	7,452	583,715
AutoNation, Inc.*	7,521	104,391
AutoZone, Inc.*	2,644	429,967
Bed Bath & Beyond, Inc.*	18,107	448,148
Best Buy Co., Inc.	23,635	897,185
Big Lots, Inc.*	5,725	118,966
Black & Decker Corp.	4,192	132,300
Carnival Corp.	30,520	659,232
CBS Corp. Cl B	47,345	181,805
Centex Corp.	8,669	65,018
Coach, Inc.*	22,381	373,763
Comcast Corp. Cl A	200,833	2,739,362
D.R. Horton, Inc.	19,213	186,366
Darden Restaurants, Inc.	9,550	327,183
DIRECTV Group, Inc.*	36,880	840,495
Disney (Walt) Co.	129,420	2,350,267
Eastman Kodak Co.	18,698	71,052
Expedia, Inc.*	14,624	132,786
Family Dollar Stores, Inc.	9,754	325,491
Ford Motor Co.*	167,068	439,389
Fortune Brands, Inc.	10,468	256,989
GameStop Corp. Cl A*	11,418	319,932
Gannett Co., Inc.	15,924	35,033
Gap, Inc.	32,508	422,279
General Motors Corp.	42,563	82,572
Genuine Parts Co.	11,116	331,924
Goodyear Tire & Rubber Co.*	16,826	105,331
H&R Block, Inc.	23,681	430,757
Harley-Davidson, Inc.	16,285	218,056
Harman Int’l. Industries, Inc.	4,083	55,243
Hasbro, Inc.	8,641	216,630
Home Depot, Inc.	118,204	2,784,886
International Game Technology	20,594	189,877
Interpublic Group of Cos., Inc.*	33,215	136,846
Johnson Controls, Inc.	41,427	497,124
KB Home	5,247	69,155
Kohl’s Corp.*	21,244	899,046
Leggett & Platt, Inc.	10,935	142,046
Lennar Corp. Cl A	9,849	73,966
Limited Brands, Inc.	18,864	164,117
Lowe’s Cos., Inc.	102,185	1,864,876
Macy’s, Inc	29,321	260,957

Marriott International, Inc. Cl A	20,489	335,200
Mattel, Inc.	24,991	288,146
McDonald’s Corp.	77,640	4,236,815
McGraw-Hill Cos., Inc.	21,920	501,310
Meredith Corp.	2,510	41,766
New York Times Co. Cl A	8,129	36,743
Newell Rubbermaid, Inc.	19,325	123,294
News Corp. Cl A	160,362	1,061,596
NIKE, Inc. Cl B	26,999	1,265,983
Nordstrom, Inc.	11,112	186,126
O’Reilly Automotive, Inc.*	9,345	327,168
Office Depot, Inc.*	19,160	25,100
Omnicom Group, Inc.	21,677	507,242
Penney (J.C.) Co., Inc.	15,490	310,884
Polo Ralph Lauren Corp.	3,938	166,381
Pulte Homes, Inc.	14,963	163,546
RadioShack Corp.	8,720	74,730
Scripps Networks Interactive, Inc. Cl A	6,285	141,475
Sears Hldgs. Corp.*	3,827	174,932
Sherwin-Williams Co.	6,864	356,722
Snap-On, Inc.	4,006	100,551
Stanley Works	5,499	160,131
Staples, Inc.	49,736	900,719
Starbucks Corp.*	51,215	568,999
Starwood Hotels & Resorts Worldwide, Inc.	12,719	161,531
Target Corp.	52,482	1,804,856
Tiffany & Co.	8,582	185,028
Time Warner Cable, Inc.	20,939	519,282
Time Warner, Inc.	83,378	1,609,202
TJX Cos., Inc.	29,026	744,227
V.F. Corp.	6,143	350,827
Viacom, Inc. Cl B*	42,270	734,653
Washington Post Co. Cl B	419	149,625
Whirlpool Corp.	5,127	151,708
Wyndham Worldwide Corp.	12,375	51,975
Wynn Resorts Ltd.*	4,663	93,120
Yum! Brands, Inc.	32,065	881,146
		42,247,494
CONSUMER STAPLES (12.2%)
Altria Group, Inc.	144,052	2,307,713
Archer-Daniels-Midland Co.	44,751	1,243,183
Avon Products, Inc.	29,724	571,593
Brown-Forman Corp. Cl B	6,837	265,481
Campbell Soup Co.	14,279	390,673
Clorox Co.	9,692	498,944
Coca-Cola Co.	138,782	6,099,469
Coca-Cola Enterprises, Inc.	22,108	291,605
Colgate-Palmolive Co.	34,951	2,061,410

ConAgra Foods, Inc.	31,171	525,855
Constellation Brands, Inc. Cl A*	13,575	161,543
Costco Wholesale Corp.	30,205	1,399,096
CVS Caremark Corp.	101,476	2,789,575
Dean Foods Co.*	10,760	194,541
Dr. Pepper Snapple Group, Inc.*	17,686	299,070
Estee Lauder Cos., Inc. Cl A	8,090	199,419
General Mills, Inc.	22,857	1,140,107
Heinz (H.J.) Co.	21,935	725,171
Hershey Co.	11,552	401,432
Hormel Foods Corp.	4,868	154,364
J.M. Smucker Co.	8,256	307,701
Kellogg Co.	17,574	643,736
Kimberly-Clark Corp.	28,850	1,330,274
Kraft Foods, Inc. Cl A	102,443	2,283,454
Kroger Co.	45,488	965,255
Lorillard, Inc.	11,718	723,469
McCormick & Co., Inc.	9,070	268,200
Molson Coors Brewing Co. Cl B	10,447	358,123
Pepsi Bottling Group, Inc.	9,440	209,002
PepsiCo, Inc.	108,502	5,585,683
Philip Morris Int’l., Inc.	139,712	4,970,953
Proctor & Gamble Co.	204,333	9,622,041
Reynolds American, Inc.	11,785	422,374
Safeway, Inc.	29,902	603,721
Sara Lee Corp.	48,492	391,815
SUPERVALU, Inc.	14,762	210,801
Sysco Corp.	41,079	936,601
Tyson Foods, Inc. Cl A	21,077	197,913
Wal-Mart Stores, Inc.	155,880	8,121,348
Walgreen Co.	68,794	1,785,892
Whole Foods Market, Inc.	9,788	164,438
		61,823,038
ENERGY (12.4%)
Anadarko Petroleum Corp.	32,062	1,246,891
Apache Corp.	23,338	1,495,732
Baker Hughes, Inc.	21,534	614,796
BJ Services Co.	20,361	202,592
Cabot Oil & Gas Corp.	7,212	169,987
Cameron International Corp.*	15,121	331,604
Chesapeake Energy Corp.	39,183	668,462
Chevron Corp.	139,754	9,397,059
ConocoPhillips	103,200	4,041,312
Consol Energy, Inc.	12,589	317,746
Devon Energy Corp.	30,941	1,382,753
Diamond Offshore Drilling, Inc	4,845	304,557
El Paso Corp.	48,706	304,413
ENSCO International, Inc.	9,887	261,017

EOG Resources, Inc.	17,408	953,262
Exxon Mobil Corp.	344,523	23,462,013
Halliburton Co.	62,549	967,633
Hess Corp.	19,781	1,072,130
Marathon Oil Corp.	49,327	1,296,807
Massey Energy Co.	5,960	60,315
Murphy Oil Corp.	13,298	595,351
Nabors Industries Ltd.*	19,725	197,053
National Oilwell Varco, Inc.*	29,098	835,404
Noble Energy, Inc.	12,055	649,523
Occidental Petroleum Corp.	56,492	3,143,780
Peabody Energy Corp.	18,640	466,746
Pioneer Natural Resources Co.	8,060	132,748
Range Resources Corp.	10,890	448,232
Rowan Cos., Inc.	7,878	94,300
Schlumberger Ltd.	83,382	3,386,977
Smith International, Inc.	15,285	328,322
Southwestern Energy Co.*	23,957	711,283
Spectra Energy Corp.	44,852	634,207
Sunoco, Inc.	8,148	215,759
Tesoro Corp.	9,647	129,945
Valero Energy Corp.	35,996	644,328
Williams Cos., Inc.	40,381	459,536
XTO Energy, Inc.	40,415	1,237,507
		62,862,082
FINANCIALS (10.3%)
Aflac, Inc.	32,593	631,000
Allstate Corp.	37,372	715,674
American Express Co.	81,644	1,112,808
American Int’l. Group, Inc.	187,594	187,594
Ameriprise Financial, Inc.	15,255	312,575
Aon Corp.	19,070	778,437
Apartment Investment & Co. Cl A	8,532	46,755
Assurant, Inc.	8,211	178,836
AvalonBay Communities, Inc.	5,559	261,607
Bank of America Corp.	446,295	3,043,732
Bank of New York Mellon Corp.	80,105	2,262,966
BB&T Corp.	38,993	659,762
Boston Properties, Inc.	8,454	296,144
Capital One Financial Corp.	27,317	334,360
CB Richard Ellis Group, Inc. Cl A*	15,681	63,194
Charles Schwab Corp.	65,355	1,013,003
Chubb Corp.	24,563	1,039,506
Cincinnati Financial Corp.	11,329	259,094
CIT Group, Inc.	27,104	77,246
Citigroup, Inc.	381,793	965,936
CME Group, Inc.	4,625	1,139,554
Comerica, Inc.	10,542	193,024

Discover Financial Svcs.	33,566	211,802
E*Trade Financial Corp.*	39,882	51,049
Equity Residential	19,018	348,980
Federated Investors, Inc. Cl B	6,203	138,079
Fifth Third Bancorp	40,254	117,542
First Horizon National Corp.	14,713	158,012
Franklin Resources, Inc.	10,555	568,598
Genworth Financial, Inc. Cl A	30,199	57,378
Goldman Sachs Group, Inc.	32,194	3,413,208
Hartford Financial Svcs. Group, Inc.	22,674	177,991
HCP, Inc.	17,703	315,999
Health Care REIT, Inc.	7,720	236,155
Host Hotels & Resorts, Inc.	36,634	143,605
Hudson City Bancorp, Inc.	36,416	425,703
Huntington Bancshares, Inc.	25,526	42,373
IntercontinentalExchange, Inc.*	5,064	377,116
Invesco Ltd.	26,382	365,655
Janus Capital Group, Inc.	11,023	73,303
JPMorgan Chase & Co.	261,996	6,963,854
KeyCorp	34,490	271,436
Kimco Realty Corp.	16,253	123,848
Legg Mason, Inc.	9,956	158,300
Leucadia National Corp.*	12,637	188,165
Lincoln National Corp.	17,850	119,417
Loews Corp.	25,179	556,456
M&T Bank Corp.	5,420	245,201
Marsh & McLennan Cos., Inc.	35,903	727,036
Marshall & Ilsley Corp.	18,498	104,144
MBIA, Inc.*	12,334	56,490
MetLife, Inc.	57,035	1,298,687
Moody’s Corp.	13,282	304,423
Morgan Stanley	74,912	1,705,746
Nasdaq OMX Group, Inc.*	9,573	187,439
Northern Trust Corp.	15,579	931,936
NYSE Euronext	18,057	323,220
People’s United Financial, Inc.	24,277	436,258
Plum Creek Timber Co., Inc.	11,492	334,072
PNC Financial Svcs. Grp., Inc.	29,836	873,896
Principal Financial Grp., Inc.	18,096	148,025
Progressive Corp.*	47,180	634,099
ProLogis	18,656	121,264
Prudential Financial, Inc.	29,560	562,231
Public Storage	8,742	482,996
Regions Financial Corp.	48,427	206,299
Simon Property Group, Inc.	17,556	608,135
SLM Corp.*	32,586	161,301
State Street Corp.	30,116	926,970
SunTrust Banks, Inc.	24,867	291,939

T. Rowe Price Group, Inc.	17,850	515,151
Torchmark Corp.	5,891	154,521
Travelers Cos., Inc.	40,776	1,657,137
U.S. Bancorp	122,366	1,787,767
Unum Group	23,088	288,600
Ventas, Inc.	9,997	226,032
Vornado Realty Trust	9,821	326,439
Wells Fargo & Co.	295,451	4,207,222
XL Capital Ltd. Cl A	23,858	130,265
Zions Bancorporation	8,041	79,043
		52,220,815
HEALTH CARE (14.5%)
Abbott Laboratories	107,741	5,139,246
Aetna, Inc.	31,617	769,242
Allergan, Inc.	21,439	1,023,927
AmerisourceBergen Corp.	10,616	346,719
Amgen, Inc.*	72,086	3,569,699
Bard (C.R.), Inc.	6,932	552,619
Baxter International, Inc.	42,796	2,192,011
Becton, Dickinson & Co.	16,712	1,123,715
Biogen Idec, Inc.*	20,724	1,086,352
Boston Scientific Corp.*	104,733	832,627
Bristol-Myers Squibb Co.	138,008	3,025,135
Cardinal Health, Inc.	25,126	790,966
Celgene Corp.*	32,033	1,422,265
Cephalon, Inc.*	4,797	326,676
CIGNA Corp.	18,896	332,381
Coventry Health Care, Inc.*	10,338	133,774
Covidien Ltd.	35,130	1,167,721
DaVita, Inc.*	7,243	318,330
Dentsply International, Inc.	10,360	278,166
Express Scripts, Inc.*	17,267	797,217
Forest Laboratories, Inc.*	21,028	461,775
Genzyme Corp.*	18,918	1,123,540
Gilead Sciences, Inc.*	63,510	2,941,783
Hospira, Inc.*	11,129	343,441
Humana, Inc.*	11,772	307,014
IMS Health, Inc.	12,661	157,883
Intuitive Surgical, Inc.*	2,731	260,428
Johnson & Johnson	192,827	10,142,700
King Pharmaceuticals, Inc.*	17,184	121,491
Laboratory Corp. of America Hldgs.*	7,550	441,600
Life Technologies Corp.*	12,117	393,560
Lilly (Eli) & Co.	70,494	2,355,205
McKesson Corp.	19,091	668,949
Medco Health Solutions, Inc.*	34,233	1,415,192
Medtronic, Inc.	77,961	2,297,511
Merck & Co., Inc.	146,946	3,930,806

Millipore Corp.*	3,862	221,717
Mylan, Inc.*	21,243	284,869
Patterson Cos., Inc.*	6,377	120,270
PerkinElmer, Inc.	8,099	103,424
Pfizer, Inc.	470,270	6,405,077
Quest Diagnostics, Inc.	10,762	510,980
Schering-Plough Corp.	113,391	2,670,358
St. Jude Medical, Inc.*	24,133	876,752
Stryker Corp.	16,587	564,621
Tenet Healthcare Corp.*	28,957	33,590
Thermo Fisher Scientific, Inc.*	29,153	1,039,888
UnitedHealth Group, Inc.	84,750	1,773,818
Varian Medical Systems, Inc.*	8,672	263,976
Waters Corp.*	6,766	250,004
Watson Pharmaceuticals, Inc.*	7,294	226,916
WellPoint, Inc.*	34,746	1,319,306
Wyeth	92,824	3,995,145
Zimmer Hldgs., Inc.*	15,536	567,064
		73,819,441
INDUSTRIALS (9.2%)
3M Co.	48,370	2,404,956
Avery Dennison Corp.	7,859	175,570
Boeing Co.	50,624	1,801,202
Burlington Northern Santa Fe Corp.	19,402	1,167,030
C.H. Robinson Worldwide, Inc.	11,866	541,208
Caterpillar, Inc.	41,937	1,172,559
Cintas Corp.	9,160	226,435
Cooper Industries Ltd. Cl A	11,650	301,269
CSX Corp.	27,835	719,535
Cummins, Inc.	14,037	357,242
Danaher Corp.	17,775	963,761
Deere & Co.	29,468	968,613
Donnelley (R.R.) & Sons Co.	14,306	104,863
Dover Corp.	12,968	342,096
Dun & Bradstreet Corp.	3,721	286,517
Eaton Corp.	11,517	424,517
Emerson Electric Co.	52,640	1,504,451
Equifax, Inc.	8,817	215,576
Expeditors Int’l. of Washington, Inc.	14,788	418,353
Fastenal Co.	9,009	289,684
FedEx Corp.	21,702	965,522
Flowserve Corp.	3,898	218,756
Fluor Corp.	12,655	437,230
General Dynamics Corp.	26,916	1,119,436
General Electric Co.	736,257	7,443,558
Goodrich Corp.	8,628	326,915
Grainger (W.W.), Inc.	4,435	311,248

Honeywell International, Inc.	51,255	1,427,964
Illinois Tool Works, Inc.	26,796	826,657
Ingersoll-Rand Co. Ltd. Cl A	22,230	306,774
Iron Mountain, Inc.*	12,522	277,613
ITT Corp.	12,674	487,569
Jacobs Engineering Group, Inc.*	8,581	331,741
L-3 Communications Hldgs., Inc.	8,267	560,503
Lockheed Martin Corp.	23,148	1,597,906
Manitowoc Co., Inc.	9,088	29,718
Masco Corp.	25,063	174,940
Monster Worldwide, Inc.*	8,921	72,706
Norfolk Southern Corp.	25,549	862,279
Northrop Grumman Corp.	22,810	995,428
PACCAR, Inc.	25,291	651,496
Pall Corp.	8,232	168,180
Parker Hannifin Corp.	11,201	380,610
Pitney Bowes, Inc.	14,384	335,866
Precision Castparts Corp.	9,756	584,384
Raytheon Co.	27,895	1,086,231
Republic Services, Inc.	22,447	384,966
Robert Half Int’l., Inc.	10,552	188,142
Rockwell Automation, Inc.	9,884	215,867
Rockwell Collins, Inc.	11,022	359,758
Ryder System, Inc.	3,879	109,814
Southwest Airlines Co.	51,601	326,634
Stericycle, Inc.*	5,946	283,803
Textron, Inc.	16,938	97,224
Union Pacific Corp.	35,081	1,442,180
United Parcel Service, Inc. Cl B	69,400	3,415,868
United Technologies Corp.	65,695	2,823,571
Waste Management, Inc.	34,264	877,158
		46,891,652
INFORMATION TECHNOLOGY (17.1%)
Adobe Systems, Inc.*	36,535	781,484
Advanced Micro Devices, Inc.*	40,028	122,085
Affiliated Computer Svcs., Inc. Cl A*	6,801	325,700
Agilent Technologies, Inc.*	24,539	377,164
Akamai Technologies, Inc.*	11,886	230,588
Altera Corp.	20,447	358,845
Amphenol Corp. Cl A	11,934	340,000
Analog Devices, Inc.	20,304	391,258
Apple, Inc.*	62,088	6,526,691
Applied Materials, Inc.	92,680	996,310
Autodesk, Inc.*	15,776	265,195
Automatic Data Processing, Inc.	35,200	1,237,632
BMC Software, Inc.*	12,873	424,809
Broadcom Corp. Cl A*	29,660	592,607
CA, Inc.	27,492	484,134

Ciena Corp.*	6,321	49,177
Cisco Systems, Inc.*	406,948	6,824,518
Citrix Systems, Inc.*	12,557	284,290
Cognizant Technology Solutions Inc. Cl A*	20,341	422,889
Computer Sciences Corp.*	10,562	389,104
Compuware Corp.*	17,193	113,302
Convergys Corp.*	8,519	68,834
Corning, Inc.	108,414	1,438,654
Dell, Inc.*	120,651	1,143,771
eBay, Inc.*	75,135	943,696
Electronic Arts, Inc.*	22,436	408,111
EMC Corp.*	140,265	1,599,021
Fidelity Nat’l. Information Svcs., Inc.	13,310	242,242
Fiserv, Inc.*	10,876	396,539
FLIR Systems, Inc.*	10,513	215,306
Google, Inc.*	16,706	5,814,690
Harris Corp.	9,316	269,605
Hewlett-Packard Co.	167,088	5,356,841
Int’l. Business Machines Corp.	93,539	9,062,994
Intel Corp.	387,774	5,835,999
Intuit, Inc.*	22,395	604,665
Jabil Circuit, Inc.	14,908	82,888
JDS Uniphase Corp.*	14,998	48,744
Juniper Networks, Inc.*	36,402	548,214
KLA-Tencor Corp.	11,841	236,820
Lexmark International, Inc. Cl A*	5,422	91,469
Linear Technology Corp.	15,467	355,432
LSI Corp.*	45,187	137,368
MasterCard, Inc. Cl A	5,050	845,774
McAfee, Inc.*	10,743	359,891
MEMC Electronic Materials, Inc.*	15,580	256,914
Microchip Technology, Inc.	12,697	269,049
Micron Technology, Inc.*	53,250	216,195
Microsoft Corp.	533,059	9,792,294
Molex, Inc.	9,661	132,742
Motorola, Inc.	158,718	671,377
National Semiconductor Corp.	13,592	139,590
NetApp, Inc.*	23,058	342,181
Novell, Inc.*	24,010	102,283
Novellus Systems, Inc.*	6,768	112,552
Nvidia Corp.*	37,443	369,188
Oracle Corp.*	267,377	4,831,502
Paychex, Inc.	22,388	574,700
QLogic Corp.*	8,452	93,986
QUALCOMM, Inc.	114,997	4,474,533
salesforce.com, inc.*	7,368	241,155
SanDisk Corp.*	15,766	199,440
Sun Microsystems, Inc.*	51,919	380,047

Symantec Corp.*	57,237	855,121
Tellabs, Inc.*	27,585	126,339
Teradata Corp.*	12,065	195,694
Teradyne, Inc.*	12,040	52,735
Texas Instruments, Inc.	88,999	1,469,373
Total System Services, Inc.	13,753	189,929
Tyco Electronics	31,931	352,518
VeriSign, Inc.*	13,408	253,009
Western Union Co.	49,499	622,202
Xerox Corp.	60,291	274,324
Xilinx, Inc.	19,110	366,148
Yahoo!, Inc.*	97,201	1,245,145
		86,847,615
MATERIALS (3.2%)
Air Products & Chemicals, Inc.	14,616	822,150
AK Steel Hldg. Corp.	7,732	55,052
Alcoa, Inc.	66,814	490,415
Allegheny Technologies, Inc.	6,794	148,992
Ball Corp.	6,538	283,749
Bemis Co., Inc.	6,962	145,993
CF Industries Hldgs., Inc.	3,724	264,888
Dow Chemical Co.	64,444	543,263
Du Pont (E.I.) de Nemours & Co.	62,923	1,405,071
Eastman Chemical Co.	5,057	135,528
Ecolab, Inc.	11,691	406,028
Freeport-McMoRan Copper & Gold, Inc.	28,700	1,093,757
Int’l. Flavors & Fragrances, Inc.	5,486	167,104
International Paper Co.	29,823	209,954
MeadWestvaco Corp.	11,908	142,777
Monsanto Co.	38,201	3,174,503
Newmont Mining Corp.	34,105	1,526,540
Nucor Corp.	21,893	835,656
Owens-Illinois, Inc.*	11,653	168,269
Pactiv Corp.*	9,169	133,776
PPG Industries, Inc.	11,450	422,505
Praxair, Inc.	21,409	1,440,612
Rohm & Haas Co.	8,709	686,618
Sealed Air Corp.	11,006	151,883
Sigma-Aldrich Corp.	8,514	321,744
Titanium Metals Corp.	5,933	32,454
United States Steel Corp.	8,101	171,174
Vulcan Materials Co.	7,694	340,767
Weyerhaeuser Co.	14,726	405,996
		16,127,218
TELECOMMUNICATION SERVICES (3.8%)
American Tower Corp. Cl A*	27,685	842,455
AT&T, Inc.	410,873	10,354,000
CenturyTel, Inc.	6,994	196,671

Embarq Corp.	9,940	376,229
Frontier Communications Corp.	21,704	155,835
Qwest Communications Int’l., Inc.	102,457	350,403
Sprint Nextel Corp.*	199,741	713,075
Verizon Communications, Inc.	198,040	5,980,808
Windstream Corp.	30,752	247,861
		19,217,337
UTILITIES (4.1%)
AES Corp.*	46,447	269,857
Allegheny Energy, Inc.	11,811	273,661
Ameren Corp.	14,816	343,583
American Electric Power Co., Inc.	28,310	715,111
CenterPoint Energy, Inc.	24,220	252,615
CMS Energy Corp.	15,799	187,060
Consolidated Edison, Inc.	19,092	756,234
Constellation Energy Group, Inc.	13,882	286,802
Dominion Resources, Inc.	40,679	1,260,642
DTE Energy Co.	11,382	315,281
Duke Energy Corp.	89,320	1,279,062
Dynegy, Inc. Cl A*	35,291	49,760
Edison International	22,715	654,419
Entergy Corp.	13,208	899,333
EQT Corp.	9,123	285,824
Exelon Corp.	45,891	2,082,993
FirstEnergy Corp.	21,252	820,327
FPL Group, Inc.	28,511	1,446,363
Integrys Energy Group, Inc.	5,328	138,741
Nicor, Inc.	3,151	104,708
NiSource, Inc.	19,124	187,415
Northeast Utilities	12,005	259,188
Pepco Hldgs., Inc.	15,276	190,644
PG&E Corp.	25,500	974,610
Pinnacle West Capital Corp.	7,040	186,982
PPL Corp.	26,166	751,226
Progress Energy, Inc.	19,213	696,663
Public Svc. Enterprise Group, Inc.	35,277	1,039,613
Questar Corp.	12,103	356,191
SCANA Corp.	8,448	260,959
Sempra Energy	16,971	784,739
Southern Co.	54,214	1,660,033
TECO Energy, Inc.	14,845	165,522
Wisconsin Energy Corp.	8,151	335,577
Xcel Energy, Inc.	31,667	589,956
		20,861,694
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $651,069,824) 95.1%		482,918,386

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill (1)	AAA	0.01	04/16/09	500,000	499,998
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	2,600,000	2,599,979
U.S. Treasury Bill (1)	AAA	0.04	04/29/09	600,000	599,984
U.S. Treasury Bill (1)	AAA	0.19	06/24/09	1,000,000	999,528
U.S. Treasury Bill (1)	AAA	0.20	06/11/09	1,000,000	999,621
					5,699,110
COMMERCIAL PAPER (3.5%)
American Express Credit Corp.	A-1	0.18	04/15/09	5,500,000	5,499,615
American Express Credit Corp.	A-1	0.33	04/01/09	6,000,000	6,000,000
ConocoPhillips†	A-1	0.25	04/01/09	6,400,000	6,400,000
					17,899,615
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,598,738) 4.6%					23,598,725

TEMPORARY CASH INVESTMENTS (2) (Cost: $459,700) 0.1%					459,700

TOTAL INVESTMENTS (Cost: $675,128,262) 99.8%					506,976,811

OTHER NET ASSETS 0.2%					1,207,328

NET ASSETS 100.0%					$508,184,139

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.3%)
Abercrombie & Fitch Co. Cl A	1,171	27,870
Amazon.com, Inc.*	4,323	317,481
Apollo Group, Inc.*	1,433	112,247
AutoNation, Inc.*	1,453	20,168
AutoZone, Inc.*	500	81,310
Bed Bath & Beyond, Inc.*	3,500	86,625
Best Buy Co., Inc.	4,565	173,287
Big Lots, Inc.*	1,104	22,941
Black & Decker Corp.	812	25,627
Carnival Corp.	5,882	127,051
CBS Corp. Cl B	9,138	35,090
Centex Corp.	1,671	12,533
Coach, Inc.*	4,407	73,597
Comcast Corp. Cl A	38,701	527,882
D.R. Horton, Inc.	3,703	35,919
Darden Restaurants, Inc.	1,865	63,895
DIRECTV Group, Inc.*	7,340	167,279
Disney (Walt) Co.	24,932	452,765
Eastman Kodak Co.	3,637	13,821
Expedia, Inc.*	2,815	25,560
Family Dollar Stores, Inc.	1,882	62,802
Ford Motor Co.*	32,104	84,434
Fortune Brands, Inc.	2,011	49,370
GameStop Corp. Cl A*	2,210	61,924
Gannett Co., Inc.	3,074	6,763
Gap, Inc.	6,267	81,408
General Motors Corp.	8,284	16,071
Genuine Parts Co.	2,145	64,050
Goodyear Tire & Rubber Co.*	3,263	20,426
H&R Block, Inc.	4,564	83,019
Harley-Davidson, Inc.	3,151	42,192
Harman Int’l. Industries, Inc.	789	10,675
Hasbro, Inc.	1,669	41,842
Home Depot, Inc.	22,831	537,898
International Game Technology	3,991	36,797
Interpublic Group of Cos., Inc.*	6,442	26,541
Johnson Controls, Inc.	7,998	95,976
KB Home	1,013	13,351
Kohl’s Corp.*	4,103	173,639
Leggett & Platt, Inc.	2,108	27,383
Lennar Corp. Cl A	1,902	14,284
Limited Brands, Inc.	3,665	31,886
Lowe’s Cos., Inc.	19,721	359,908
Macy’s, Inc	5,681	50,561
Marriott International, Inc. Cl A	3,947	64,573
Mattel, Inc.	4,821	55,586

McDonald’s Corp.	15,002	818,659
McGraw-Hill Cos., Inc.	4,231	96,763
Meredith Corp.	487	8,104
New York Times Co. Cl A	1,570	7,096
Newell Rubbermaid, Inc.	3,747	23,906
News Corp. Cl A	30,909	204,618
NIKE, Inc. Cl B	5,273	247,251
Nordstrom, Inc.	2,146	35,946
O’Reilly Automotive, Inc.*	1,804	63,158
Office Depot, Inc.*	3,741	4,901
Omnicom Group, Inc.	4,181	97,835
Penney (J.C.) Co., Inc.	2,982	59,849
Polo Ralph Lauren Corp.	757	31,983
Pulte Homes, Inc.	2,875	31,424
RadioShack Corp.	1,686	14,449
Scripps Networks Interactive, Inc. Cl A	1,211	27,260
Sears Hldgs. Corp.*	749	34,237
Sherwin-Williams Co.	1,322	68,704
Snap-On, Inc.	774	19,427
Stanley Works	1,065	31,013
Staples, Inc.	9,600	173,856
Starbucks Corp.*	9,895	109,933
Starwood Hotels & Resorts Worldwide, Inc.	2,470	31,369
Target Corp.	10,117	347,924
Tiffany & Co.	1,662	35,833
Time Warner Cable, Inc.	4,041	100,213
Time Warner, Inc.	16,091	310,550
TJX Cos., Inc.	5,603	143,661
V.F. Corp.	1,184	67,618
Viacom, Inc. Cl B*	8,256	143,489
Washington Post Co. Cl B	82	29,282
Whirlpool Corp.	991	29,324
Wyndham Worldwide Corp.	2,396	10,063
Wynn Resorts Ltd.*	835	16,675
Yum! Brands, Inc.	6,219	170,898
		8,163,578
CONSUMER STAPLES (6.2%)
Altria Group, Inc.	27,779	445,020
Archer-Daniels-Midland Co.	8,618	239,408
Avon Products, Inc.	5,747	110,515
Brown-Forman Corp. Cl B	1,322	51,333
Campbell Soup Co.	2,765	75,650
Clorox Co.	1,865	96,010
Coca-Cola Co.	26,739	1,175,179
Coca-Cola Enterprises, Inc.	4,273	56,361
Colgate-Palmolive Co.	6,783	400,061
ConAgra Foods, Inc.	6,016	101,490
Constellation Brands, Inc. Cl A*	2,620	31,178
Costco Wholesale Corp.	5,802	268,749
CVS Caremark Corp.	19,322	531,162

Dean Foods Co.*	2,070	37,426
Dr. Pepper Snapple Group, Inc.*	3,414	57,731
Estee Lauder Cos., Inc. Cl A	1,557	38,380
General Mills, Inc.	4,491	224,011
Heinz (H.J.) Co.	4,233	139,943
Hershey Co.	2,234	77,632
Hormel Foods Corp.	956	30,315
J.M. Smucker Co.	1,596	59,483
Kellogg Co.	3,386	124,029
Kimberly-Clark Corp.	5,567	256,694
Kraft Foods, Inc. Cl A	19,760	440,450
Kroger Co.	8,785	186,418
Lorillard, Inc.	2,256	139,285
McCormick & Co., Inc.	1,751	51,777
Molson Coors Brewing Co. Cl B	2,005	68,731
Pepsi Bottling Group, Inc.	1,817	40,228
PepsiCo, Inc.	20,885	1,075,160
Philip Morris Int’l., Inc.	27,218	968,416
Proctor & Gamble Co.	39,513	1,860,667
Reynolds American, Inc.	2,276	81,572
Safeway, Inc.	5,762	116,335
Sara Lee Corp.	9,523	76,946
SUPERVALU, Inc.	2,849	40,684
Sysco Corp.	8,052	183,586
Tyson Foods, Inc. Cl A	4,065	38,170
Wal-Mart Stores, Inc.	30,053	1,565,761
Walgreen Co.	13,318	345,735
Whole Foods Market, Inc.	1,894	31,819
		11,939,500
ENERGY (6.3%)
Anadarko Petroleum Corp.	6,188	240,651
Apache Corp.	4,507	288,854
Baker Hughes, Inc.	4,138	118,140
BJ Services Co.	3,927	39,074
Cabot Oil & Gas Corp.	1,392	32,809
Cameron International Corp.*	2,958	64,869
Chesapeake Energy Corp.	7,286	124,299
Chevron Corp.	27,060	1,819,514
ConocoPhillips	20,059	785,510
Consol Energy, Inc.	2,436	61,485
Devon Energy Corp.	5,938	265,369
Diamond Offshore Drilling, Inc	922	57,957
El Paso Corp.	9,424	58,900
ENSCO International, Inc.	1,906	50,318
EOG Resources, Inc.	3,362	184,103
Exxon Mobil Corp.	66,498	4,528,509
Halliburton Co.	12,018	185,918
Hess Corp.	3,829	207,532
Marathon Oil Corp.	9,475	249,098
Massey Energy Co.	1,150	11,638

Murphy Oil Corp.	2,564	114,790
Nabors Industries Ltd.*	3,825	38,212
National Oilwell Varco, Inc.*	5,615	161,207
Noble Energy, Inc.	2,327	125,379
Occidental Petroleum Corp.	10,897	606,418
Peabody Energy Corp.	3,597	90,069
Pioneer Natural Resources Co.	1,587	26,138
Range Resources Corp.	2,095	86,230
Rowan Cos., Inc.	1,520	18,194
Schlumberger Ltd.	16,108	654,307
Smith International, Inc.	2,948	63,323
Southwestern Energy Co.*	4,619	137,138
Spectra Energy Corp.	8,427	119,158
Sunoco, Inc.	1,571	41,600
Tesoro Corp.	1,864	25,108
Valero Energy Corp.	6,935	124,137
Williams Cos., Inc.	7,788	88,627
XTO Energy, Inc.	7,768	237,856
		12,132,438
FINANCIALS (5.2%)
Aflac, Inc.	6,285	121,678
Allstate Corp.	7,207	138,014
American Express Co.	15,610	212,764
American Int’l. Group, Inc.	36,644	36,644
Ameriprise Financial, Inc.	2,911	59,646
Aon Corp.	3,622	147,850
Apartment Investment & Co. Cl A	1,576	8,636
Assurant, Inc.	1,587	34,565
AvalonBay Communities, Inc.	1,038	48,848
Bank of America Corp.	86,110	587,270
Bank of New York Mellon Corp.	15,454	436,576
BB&T Corp.	7,450	126,054
Boston Properties, Inc.	1,604	56,188
Capital One Financial Corp.	5,264	64,431
CB Richard Ellis Group, Inc. Cl A*	3,006	12,114
Charles Schwab Corp.	12,595	195,223
Chubb Corp.	4,783	202,417
Cincinnati Financial Corp.	2,194	50,177
CIT Group, Inc.	5,222	14,883
Citigroup, Inc.	73,481	185,907
CME Group, Inc.	897	221,012
Comerica, Inc.	2,013	36,858
Discover Financial Svcs.	6,480	40,889
E*Trade Financial Corp.*	7,563	9,681
Equity Residential	3,662	67,198
Federated Investors, Inc. Cl B	1,191	26,512
Fifth Third Bancorp	7,861	22,954
First Horizon National Corp.	2,837	30,466
Franklin Resources, Inc.	2,030	109,356
Genworth Financial, Inc. Cl A	5,821	11,060

Goldman Sachs Group, Inc.	6,241	661,671
Hartford Financial Svcs. Group, Inc.	4,375	34,344
HCP, Inc.	3,396	60,619
Health Care REIT, Inc.	1,463	44,753
Host Hotels & Resorts, Inc.	7,100	27,832
Hudson City Bancorp, Inc.	7,018	82,040
Huntington Bancshares, Inc.	4,957	8,229
IntercontinentalExchange, Inc.*	979	72,906
Invesco Ltd.	5,198	72,044
Janus Capital Group, Inc.	2,138	14,218
JPMorgan Chase & Co.	50,203	1,334,396
KeyCorp	6,653	52,359
Kimco Realty Corp.	3,084	23,500
Legg Mason, Inc.	1,892	30,083
Leucadia National Corp.*	2,385	35,513
Lincoln National Corp.	3,454	23,107
Loews Corp.	4,883	107,914
M&T Bank Corp.	1,040	47,050
Marsh & McLennan Cos., Inc.	6,916	140,049
Marshall & Ilsley Corp.	3,571	20,105
MBIA, Inc.*	2,544	11,652
MetLife, Inc.	10,691	243,434
Moody’s Corp.	2,612	59,867
Morgan Stanley	14,286	325,292
Nasdaq OMX Group, Inc.*	1,833	35,890
Northern Trust Corp.	2,995	179,161
NYSE Euronext	3,567	63,849
People’s United Financial, Inc.	4,685	84,189
Plum Creek Timber Co., Inc.	2,242	65,175
PNC Financial Svcs. Grp., Inc.	5,760	168,710
Principal Financial Grp., Inc.	3,486	28,515
Progressive Corp.*	9,095	122,237
ProLogis	3,576	23,244
Prudential Financial, Inc.	5,701	108,433
Public Storage	1,685	93,096
Regions Financial Corp.	9,329	39,742
Simon Property Group, Inc.	3,122	108,161
SLM Corp.*	6,296	31,165
State Street Corp.	5,818	179,078
SunTrust Banks, Inc.	4,827	56,669
T. Rowe Price Group, Inc.	3,488	100,664
Torchmark Corp.	1,147	30,086
Travelers Cos., Inc.	7,856	319,268
U.S. Bancorp	23,580	344,504
Unum Group	4,495	56,188
Ventas, Inc.	1,799	40,675
Vornado Realty Trust	1,883	62,578
Wells Fargo & Co.	56,712	807,579
XL Capital Ltd. Cl A	4,434	24,210
Zions Bancorporation	1,555	15,286
		10,037,200

HEALTH CARE (7.5%)
Abbott Laboratories	20,859	994,974
Aetna, Inc.	6,205	150,968
Allergan, Inc.	4,138	197,631
AmerisourceBergen Corp.	2,101	68,619
Amgen, Inc.*	13,862	686,446
Bard (C.R.), Inc.	1,334	106,346
Baxter International, Inc.	8,335	426,919
Becton, Dickinson & Co.	3,268	219,740
Biogen Idec, Inc.*	3,922	205,591
Boston Scientific Corp.*	20,155	160,232
Bristol-Myers Squibb Co.	26,604	583,160
Cardinal Health, Inc.	4,848	152,615
Celgene Corp.*	6,158	273,415
Cephalon, Inc.*	921	62,720
CIGNA Corp.	3,694	64,977
Coventry Health Care, Inc.*	2,010	26,009
Covidien Ltd.	6,792	225,766
DaVita, Inc.*	1,400	61,530
Dentsply International, Inc.	2,006	53,861
Express Scripts, Inc.*	3,330	153,746
Forest Laboratories, Inc.*	4,052	88,982
Genzyme Corp.*	3,648	216,655
Gilead Sciences, Inc.*	12,363	572,654
Hospira, Inc.*	2,162	66,719
Humana, Inc.*	2,276	59,358
IMS Health, Inc.	2,445	30,489
Intuitive Surgical, Inc.*	527	50,255
Johnson & Johnson	37,287	1,961,296
King Pharmaceuticals, Inc.*	3,313	23,423
Laboratory Corp. of America Hldgs.*	1,454	85,044
Life Technologies Corp.*	2,319	75,321
Lilly (Eli) & Co.	13,446	449,231
McKesson Corp.	3,734	130,839
Medco Health Solutions, Inc.*	6,696	276,813
Medtronic, Inc.	15,028	442,875
Merck & Co., Inc.	28,452	761,091
Millipore Corp.*	743	42,656
Mylan, Inc.*	4,102	55,008
Patterson Cos., Inc.*	1,232	23,236
PerkinElmer, Inc.	1,588	20,279
Pfizer, Inc.	90,744	1,235,933
Quest Diagnostics, Inc.	2,133	101,275
Schering-Plough Corp.	21,870	515,039
St. Jude Medical, Inc.*	4,631	168,244
Stryker Corp.	3,267	111,209
Tenet Healthcare Corp.*	5,579	6,472
Thermo Fisher Scientific, Inc.*	5,654	201,678
UnitedHealth Group, Inc.	16,238	339,861
Varian Medical Systems, Inc.*	1,682	51,200
Waters Corp.*	1,322	48,848

Watson Pharmaceuticals, Inc.*	1,414	43,990
WellPoint, Inc.*	6,856	260,322
Wyeth	17,906	770,674
Zimmer Hldgs., Inc.*	3,018	110,157
		14,272,391
INDUSTRIALS (4.7%)
3M Co.	9,313	463,042
Avery Dennison Corp.	1,432	31,991
Boeing Co.	9,846	350,321
Burlington Northern Santa Fe Corp.	3,782	227,487
C.H. Robinson Worldwide, Inc.	2,277	103,854
Caterpillar, Inc.	8,116	226,923
Cintas Corp.	1,768	43,705
Cooper Industries Ltd. Cl A	2,333	60,331
CSX Corp.	5,309	137,238
Cummins, Inc.	2,702	68,766
Danaher Corp.	3,443	186,679
Deere & Co.	5,737	188,575
Donnelley (R.R.) & Sons Co.	2,765	20,267
Dover Corp.	2,502	66,003
Dun & Bradstreet Corp.	725	55,825
Eaton Corp.	2,220	81,829
Emerson Electric Co.	10,326	295,117
Equifax, Inc.	1,699	41,541
Expeditors Int’l. of Washington, Inc.	2,854	80,740
Fastenal Co.	1,738	55,885
FedEx Corp.	4,190	186,413
Flowserve Corp.	762	42,763
Fluor Corp.	2,445	84,475
General Dynamics Corp.	5,240	217,932
General Electric Co.	141,411	1,429,665
Goodrich Corp.	1,659	62,860
Grainger (W.W.), Inc.	872	61,197
Honeywell International, Inc.	9,777	272,387
Illinois Tool Works, Inc.	5,292	163,258
Ingersoll-Rand Co. Ltd. Cl A	4,285	59,133
Iron Mountain, Inc.*	2,415	53,541
ITT Corp.	2,441	93,905
Jacobs Engineering Group, Inc.*	1,658	64,098
L-3 Communications Hldgs., Inc.	1,606	108,887
Lockheed Martin Corp.	4,479	309,185
Manitowoc Co., Inc.	1,756	5,742
Masco Corp.	4,902	34,216
Monster Worldwide, Inc.*	1,663	13,553
Norfolk Southern Corp.	4,984	168,210
Northrop Grumman Corp.	4,403	192,147
PACCAR, Inc.	4,878	125,657
Pall Corp.	1,590	32,484
Parker Hannifin Corp.	2,169	73,703
Pitney Bowes, Inc.	2,778	64,866

Precision Castparts Corp.	1,877	112,432
Raytheon Co.	5,569	216,857
Republic Services, Inc.	4,319	74,071
Robert Half Int’l., Inc.	2,085	37,176
Rockwell Automation, Inc.	1,910	41,714
Rockwell Collins, Inc.	2,132	69,588
Ryder System, Inc.	748	21,176
Southwest Airlines Co.	9,941	62,927
Stericycle, Inc.*	1,151	54,937
Textron, Inc.	3,270	18,770
Union Pacific Corp.	6,817	280,247
United Parcel Service, Inc. Cl B	13,381	658,613
United Technologies Corp.	12,776	549,112
Waste Management, Inc.	6,618	169,421
		9,073,437
INFORMATION TECHNOLOGY (8.8%)
Adobe Systems, Inc.*	7,136	152,639
Advanced Micro Devices, Inc.*	8,214	25,053
Affiliated Computer Svcs., Inc. Cl A*	1,315	62,975
Agilent Technologies, Inc.*	4,704	72,300
Akamai Technologies, Inc.*	2,273	44,096
Altera Corp.	4,002	70,235
Amphenol Corp. Cl A	2,376	67,692
Analog Devices, Inc.	3,919	75,519
Apple, Inc.*	11,956	1,256,815
Applied Materials, Inc.	18,031	193,833
Autodesk, Inc.*	3,045	51,186
Automatic Data Processing, Inc.	6,824	239,932
BMC Software, Inc.*	2,520	83,160
Broadcom Corp. Cl A*	5,966	119,201
CA, Inc.	5,294	93,227
Ciena Corp.*	1,216	9,460
Cisco Systems, Inc.*	78,685	1,319,547
Citrix Systems, Inc.*	2,447	55,400
Cognizant Technology Solutions Inc. Cl A*	3,920	81,497
Computer Sciences Corp.*	2,039	75,117
Compuware Corp.*	3,308	21,800
Convergys Corp.*	1,648	13,316
Corning, Inc.	20,908	277,449
Dell, Inc.*	23,284	220,732
eBay, Inc.*	14,438	181,341
Electronic Arts, Inc.*	4,328	78,726
EMC Corp.*	27,426	312,656
Fidelity Nat’l. Information Svcs., Inc.	2,555	46,501
Fiserv, Inc.*	2,157	78,644
FLIR Systems, Inc.*	1,871	38,318
Google, Inc.*	3,217	1,119,709
Harris Corp.	1,813	52,468
Hewlett-Packard Co.	32,271	1,034,608
Int’l. Business Machines Corp.	18,067	1,750,512

Intel Corp.	74,746	1,124,927
Intuit, Inc.*	4,302	116,154
Jabil Circuit, Inc.	2,831	15,740
JDS Uniphase Corp.*	2,955	9,604
Juniper Networks, Inc.*	7,095	106,851
KLA-Tencor Corp.	2,276	45,520
Lexmark International, Inc. Cl A*	1,055	17,798
Linear Technology Corp.	2,983	68,549
LSI Corp.*	8,699	26,445
MasterCard, Inc. Cl A	973	162,958
McAfee, Inc.*	2,052	68,742
MEMC Electronic Materials, Inc.*	2,998	49,437
Microchip Technology, Inc.	2,446	51,831
Micron Technology, Inc.*	10,359	42,058
Microsoft Corp.	102,865	1,889,630
Molex, Inc.	1,895	26,037
Motorola, Inc.	30,540	129,184
National Semiconductor Corp.	2,634	27,051
NetApp, Inc.*	4,443	65,934
Novell, Inc.*	4,640	19,766
Novellus Systems, Inc.*	1,313	21,835
Nvidia Corp.*	7,227	71,258
Oracle Corp.*	51,560	931,689
Paychex, Inc.	4,319	110,869
QLogic Corp.*	1,635	18,181
QUALCOMM, Inc.	22,248	865,670
salesforce.com, inc.*	1,410	46,149
SanDisk Corp.*	3,038	38,431
Sun Microsystems, Inc.*	9,945	72,797
Symantec Corp.*	11,243	167,970
Tellabs, Inc.*	5,363	24,563
Teradata Corp.*	2,367	38,393
Teradyne, Inc.*	2,281	9,991
Texas Instruments, Inc.	17,412	287,472
Total System Services, Inc.	2,646	36,541
Tyco Electronics	6,145	67,841
VeriSign, Inc.*	2,608	49,213
Western Union Co.	9,665	121,489
Xerox Corp.	11,633	52,930
Xilinx, Inc.	3,684	70,585
Yahoo!, Inc.*	18,650	238,907
		16,782,654
MATERIALS (1.6%)
Air Products & Chemicals, Inc.	2,819	158,569
AK Steel Hldg. Corp.	1,518	10,808
Alcoa, Inc.	13,722	100,719
Allegheny Technologies, Inc.	1,287	28,224
Ball Corp.	1,276	55,378
Bemis Co., Inc.	1,343	28,163
CF Industries Hldgs., Inc.	765	54,414

Dow Chemical Co.	12,443	104,894
Du Pont (E.I.) de Nemours & Co.	12,144	271,176
Eastman Chemical Co.	982	26,318
Ecolab, Inc.	2,254	78,281
Freeport-McMoRan Copper & Gold, Inc.	5,525	210,558
Int’l. Flavors & Fragrances, Inc.	1,060	32,288
International Paper Co.	5,746	40,452
MeadWestvaco Corp.	2,307	27,661
Monsanto Co.	7,366	612,115
Newmont Mining Corp.	6,518	291,746
Nucor Corp.	4,227	161,345
Owens-Illinois, Inc.*	2,251	32,504
Pactiv Corp.*	1,772	25,853
PPG Industries, Inc.	2,207	81,438
Praxair, Inc.	4,151	279,321
Rohm & Haas Co.	1,685	132,845
Sealed Air Corp.	2,129	29,380
Sigma-Aldrich Corp.	1,685	63,676
Titanium Metals Corp.	1,152	6,301
United States Steel Corp.	1,563	33,026
Vulcan Materials Co.	1,484	65,726
Weyerhaeuser Co.	2,844	78,409
		3,121,588
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	5,337	162,405
AT&T, Inc.	79,331	1,999,138
CenturyTel, Inc.	1,346	37,850
Embarq Corp.	1,911	72,331
Frontier Communications Corp.	4,190	30,084
Qwest Communications Int’l., Inc.	19,745	67,528
Sprint Nextel Corp.*	38,392	137,059
Verizon Communications, Inc.	38,254	1,155,271
Windstream Corp.	5,921	47,723
		3,709,389
UTILITIES (2.1%)
AES Corp.*	9,054	52,604
Allegheny Energy, Inc.	2,274	52,689
Ameren Corp.	2,849	66,068
American Electric Power Co., Inc.	5,427	137,086
CenterPoint Energy, Inc.	4,626	48,249
CMS Energy Corp.	3,043	36,029
Consolidated Edison, Inc.	3,685	145,963
Constellation Energy Group, Inc.	2,681	55,389
Dominion Resources, Inc.	7,813	242,125
DTE Energy Co.	2,195	60,802
Duke Energy Corp.	17,028	243,841
Dynegy, Inc. Cl A*	6,879	9,699
Edison International	4,394	126,591
Entergy Corp.	2,545	173,289
EQT Corp.	1,762	55,203
Exelon Corp.	8,855	401,928

FirstEnergy Corp.	4,096	158,106
FPL Group, Inc.	5,504	279,218
Integrys Energy Group, Inc.	1,028	26,769
Nicor, Inc.	609	20,237
NiSource, Inc.	3,690	36,162
Northeast Utilities	2,108	45,512
Pepco Hldgs., Inc.	2,920	36,442
PG&E Corp.	4,853	185,482
Pinnacle West Capital Corp.	1,358	36,068
PPL Corp.	5,055	145,129
Progress Energy, Inc.	3,730	135,250
Public Svc. Enterprise Group, Inc.	6,809	200,661
Questar Corp.	2,336	68,748
SCANA Corp.	1,585	48,961
Sempra Energy	3,279	151,621
Southern Co.	10,423	319,152
TECO Energy, Inc.	2,860	31,889
Wisconsin Energy Corp.	1,574	64,802
Xcel Energy, Inc.	6,035	112,432
		4,010,196
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $142,294,754) 48.6%		93,242,371

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	500,000	499,996
U.S. Treasury Bill (1)	AAA	0.14	06/25/09	1,000,000	999,618
					1,499,614
COMMERCIAL PAPER (2.1%)
American Express Credit Corp.	A-1	0.10	04/01/09	3,000,000	3,000,000
American Express Credit Corp.	A-1	0.33	04/01/09	1,000,000	1,000,000
					4,000,000
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,499,665) 2.9%					5,499,614

TOTAL INDEXED ASSETS (Cost: $147,794,419) 51.5%					98,741,985

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.4%)
Aeropostale, Inc.*	13,186	350,220
Apollo Group, Inc.*	3,304	258,802
California Pizza Kitchen, Inc.*	29,019	379,569
Comcast Corp. Cl A	33,167	452,398
Corinthian Colleges, Inc.*	6,937	134,925
Dillard’s, Inc. Cl A	64,526	367,798
Family Dollar Stores, Inc.	10,582	353,121
Gymboree Corp.*	10,946	233,697
Home Depot, Inc.	6,555	154,436

Jackson Hewitt Tax Service, Inc.	13,214	68,977
Johnson Controls, Inc.	19,298	231,576
Leapfrog Enterprises, Inc.*	26,553	36,643
McDonald’s Corp.	15,316	835,794
Netflix, Inc.*	12,095	519,117
Omnicom Group, Inc.	9,340	218,556
P.F. Chang’s China Bistro, Inc.*	9,079	207,728
Pep Boys — Manny, Moe & Jack	38,571	170,098
Rent-A-Center, Inc.*	20,122	389,763
Smith & Wesson Hldg. Corp.*	22,450	135,149
Sonic Corp.*	16,108	161,402
Staples, Inc.	23,512	425,802
Target Corp.	5,339	183,608
Time Warner Cable, Inc.	2,215	54,921
Time Warner, Inc.	8,818	170,194
TJX Cos., Inc.	4,425	113,457
Tupperware Brands Corp.	49,129	834,702
V.F. Corp.	4,700	268,417
WMS Industries, Inc.*	15,092	315,574
Wolverine World Wide, Inc.	25,338	394,766
		8,421,210
CONSUMER STAPLES (4.2%)
American Italian Pasta Co. Cl A*	30,553	1,063,550
Campbell Soup Co.	9,760	267,034
Casey’s General Stores, Inc.	3,941	105,067
Chattem, Inc.*	3,873	217,082
Clorox Co.	4,841	249,215
Colgate-Palmolive Co.	5,144	303,393
CVS Caremark Corp.	18,871	518,764
Flowers Foods, Inc.	3,445	80,889
General Mills, Inc.	10,102	503,888
Great Atlantic & Pacific Tea Co., Inc.*	49,746	264,151
Heinz (H.J.) Co.	2,799	92,535
Kimberly-Clark Corp.	4,656	214,688
Kraft Foods, Inc. Cl A	13,011	290,015
PepsiCo, Inc.	15,709	808,699
Proctor & Gamble Co.	23,331	1,098,657
Ralcorp Hldgs., Inc.*	7,157	385,619
Vector Group Ltd.	37,489	486,982
Wal-Mart Stores, Inc.	21,916	1,141,824
		8,092,052
ENERGY (4.2%)
Apache Corp.	3,145	201,563
Arena Resources, Inc.*	5,100	129,948
Chevron Corp.	11,280	758,467
CNX Gas Corp.*	11,338	268,824
Concho Resources, Inc.*	13,425	343,546
ConocoPhillips	8,948	350,404
Consol Energy, Inc.	4,838	122,111
Dril-Quip, Inc.*	6,438	197,647
Ellora Energy, Inc.†***	21,800	154,780
Exxon Mobil Corp.	32,795	2,233,340
Halliburton Co.	18,981	293,636
Noble Corp.	7,441	179,254
Noble Energy, Inc.	4,550	245,154
Occidental Petroleum Corp.	9,333	519,381
Penn Virginia Corp.	11,097	121,845

Pride International, Inc.*	12,400	222,952
Range Resources Corp.	5,352	220,288
Schlumberger Ltd.	7,884	320,248
Southwestern Energy Co.*	3,815	113,267
Superior Well Services, Inc.*	6,618	33,950
T-3 Energy Services, Inc.*	20,878	245,943
Trico Marine Services, Inc.*	17,527	36,807
Valero Energy Corp.	3,540	63,366
Walter Industries, Inc.	7,270	166,265
Willbros Group, Inc.*	16,789	162,853
Williams Cos., Inc.	11,624	132,281
XTO Energy, Inc.	3,831	117,305
		7,955,425
FINANCIALS (8.0%)
Aflac, Inc.	6,305	122,065
Aon Corp.	4,718	192,589
Ashford Hospitality Trust, Inc.	77,374	119,156
Aspen Insurance Hldgs. Ltd.	21,261	477,522
BancFirst Corp.	4,836	176,030
Bank Mutual Corp.	47,910	434,065
Bank of New York Mellon Corp.	10,066	284,365
Brookline Bancorp, Inc.	46,408	440,876
CapLease, Inc.	8,342	16,434
Chubb Corp.	7,871	333,101
CME Group, Inc.	1,310	322,771
Ellington Financial LLC†***	21,000	420,000
Federated Investors, Inc. Cl B	10,914	242,946
FelCor Lodging Trust, Inc.	13,853	18,840
First Niagara Financial Group, Inc.	26,520	289,068
Franklin Resources, Inc.	4,024	216,773
Glacier Bancorp, Inc.	32,861	516,246
Goldman Sachs Group, Inc.	4,589	486,526
Highwoods Properties, Inc.	14,605	312,839
IBERIABANK Corp.	4,653	213,759
iShares Russell 2000 Growth Index Fund	12,975	596,591
iShares Russell 2000 Index Fund	6,720	281,837
iShares Russell 2000 Value Index Fund	7,210	284,507
iShares Russell Microcap Index Fund	21,709	581,150
JPMorgan Chase & Co.	22,317	593,186
Marlin Business Svcs. Corp.*	26,616	104,335
Meadowbrook Insurance Group, Inc.	50,303	306,848
Medical Properties Trust, Inc.	10,992	40,121
MFA Financial, Inc.	51,301	301,650
Mid-America Apt. Communities, Inc.	5,021	154,797
National Penn Bancshares, Inc.	19,395	160,979
National Retail Pptys., Inc.	7,310	115,790
NewAlliance Bancshares, Inc.	50,086	588,010
Pennsylvania REIT	13,605	48,298
People’s United Financial, Inc.	10,283	184,786
PMA Capital Corp. Cl A*	36,585	152,559
ProAssurance Corp.*	8,305	387,179
Progressive Corp.*	20,811	279,700
ProLogis	9,541	62,017
PS Business Parks, Inc.	3,100	114,235
Realty Income Corp.	14,654	275,788
S.Y. Bancorp, Inc.	11,982	291,163
SeaBright Insurance Hldgs., Inc.*	29,987	313,664
Senior Housing Pptys. Trust	31,199	437,410

Signature Bank*	3,150	88,925
SPDR KBW	15,430	296,565
Stifel Financial Corp.*	6,405	277,401
T. Rowe Price Group, Inc.	11,925	344,156
Tower Group, Inc.	7,793	191,942
Travelers Cos., Inc.	5,049	205,191
Trico Bancshares	9,501	159,047
U.S. Bancorp	20,185	294,903
Vintage Wine Trust, Inc.†***	45,820	0
Wells Fargo & Co.	23,469	334,199
Westamerica Bancorporation	11,734	534,601
Westfield Financial, Inc.	24,801	218,249
		15,237,750
HEALTH CARE (7.1%)
Abbott Laboratories	23,573	1,124,432
ABIOMED, Inc.*	26,783	131,237
Acorda Therapeutics, Inc.*	5,750	113,908
Aetna, Inc.	5,560	135,275
Alexion Pharmaceuticals, Inc.*	10,187	383,642
Allscripts-Misys Healthcare Solutions, Inc.	12,865	132,381
Almost Family, Inc.*	8,547	163,162
Alnylam Pharmaceuticals, Inc.*	6,200	118,048
Alphatec Hldgs., Inc.*	107,246	189,825
American Medical Systems Hldgs., Inc.*	39,490	440,314
AmerisourceBergen Corp.	8,607	281,105
Animal Health Int’l., Inc.*	17,690	22,113
Athenahealth, Inc.*	4,825	116,331
Auxilium Pharmaceuticals, Inc.*	4,256	117,976
Baxter International, Inc.	8,689	445,051
Celgene Corp.*	9,170	407,148
Conceptus, Inc.*	28,627	336,367
Conmed Corp.*	15,935	229,623
Enzon Pharmaceuticals, Inc.*	133,795	812,136
ev3, Inc.*	18,127	128,702
Exelixis, Inc.*	12,100	55,660
Geron Corp.*	10,350	46,265
Gilead Sciences, Inc.*	21,372	989,951
Immucor, Inc.*	10,549	265,307
Isis Pharmaceuticals, Inc.*	8,228	123,502
Johnson & Johnson	26,461	1,391,849
Laboratory Corp. of America Hldgs.*	4,729	276,599
Landauer, Inc.	3,590	181,941
Luminex Corp.*	3,575	64,779
Magellan Health Svcs., Inc.*	10,719	390,600
McKesson Corp.	6,982	244,649
MedAssets, Inc.*	19,934	284,060
Medco Health Solutions, Inc.*	3,385	139,936
Medivation, Inc.*	4,850	88,610
Medtronic, Inc.	8,916	262,755
Merck & Co., Inc.	9,862	263,809
Myriad Genetics, Inc.*	9,022	410,230
Neogen Corp.*	11,935	260,541
Onyx Pharmaceuticals, Inc.*	5,822	166,218
Optimer Pharmaceuticals, Inc.*	3,875	51,111
OSI Pharmaceuticals, Inc. - rights*	1,570	0
OSI Pharmaceuticals, Inc.*	6,028	230,631
Psychiatric Solutions, Inc.*	6,624	104,196
Regeneron Pharmaceuticals, Inc.*	3,100	42,966

Schering-Plough Corp.	25,737	606,106
Seattle Genetics, Inc.*	18,921	186,561
Sepracor, Inc.*	15,300	224,298
Sequenom, Inc.*	7,825	111,272
STERIS Corp.	7,278	169,432
United Therapeutics Corp.*	2,602	171,966
		13,634,576
INDUSTRIALS (5.2%)
Actuant Corp. Cl A	2,399	24,782
Aircastle Ltd.	31,902	148,344
Alaska Air Group, Inc.*	24,289	426,758
Astec Industries, Inc.*	10,883	285,461
AZZ, Inc.*	8,929	235,636
Belden, Inc.	6,575	82,253
Burlington Northern Santa Fe Corp.	3,887	233,803
Comfort Systems USA, Inc.	19,078	197,839
Cornell Cos., Inc.*	12,617	206,540
CRA International, Inc.*	4,520	85,338
Curtiss-Wright Corp.	6,204	174,022
Dollar Thrifty Automotive Grp.*	29,990	34,788
Expeditors Int’l. of Washington, Inc.	7,490	211,892
Exponent, Inc.*	3,769	95,469
General Electric Co.	74,207	750,233
Genesee & Wyoming, Inc. Cl A*	27,599	586,479
Hub Group, Inc. Cl A*	7,811	132,787
Huron Consulting Group, Inc.*	5,683	241,130
Illinois Tool Works, Inc.	7,546	232,794
Insteel Industries, Inc.	15,522	108,033
ITT Corp.	8,356	321,455
JetBlue Airways Corp*	21,450	78,293
Lockheed Martin Corp.	6,516	449,799
Mueller Industries, Inc.	30,908	670,395
Northrop Grumman Corp.	9,273	404,674
Old Dominion Freight Line, Inc.*	26,717	627,582
Orion Marine Group, Inc.*	3,830	50,173
Perini Corp.*	21,800	268,140
Powell Industries, Inc.*	4,205	148,479
RBC Bearings, Inc.*	5,655	86,408
Southwest Airlines Co.	28,769	182,108
Spherion Corp.*	31,020	64,522
Stanley, Inc.*	7,508	190,628
Sun Hydraulics Corp.	12,874	188,089
Teledyne Technologies, Inc.*	3,614	96,422
Union Pacific Corp.	5,393	221,706
United Parcel Service, Inc. Cl B	11,211	551,805
United Technologies Corp.	9,431	405,344
Waste Connections, Inc.*	5,528	142,070
Watson Wyatt Worldwide, Inc. Cl A	4,900	241,913
Woodward Governor Co.	7,423	82,989
		9,967,375
INFORMATION TECHNOLOGY (7.4%)
Anixter International, Inc.*	5,877	186,183
ANSYS, Inc.*	5,648	141,765
Apple, Inc.*	7,548	793,446
Applied Materials, Inc.	22,803	245,132
Ariba, Inc.*	6,575	57,400
Automatic Data Processing, Inc.	8,735	307,123

Broadcom Corp. Cl A*	8,404	167,912
Cisco Systems, Inc.*	38,027	637,713
Coherent, Inc.*	10,770	185,783
Commvault Systems, Inc.*	4,400	48,268
Data Domain, Inc.*	35,543	446,776
EMC Corp.*	15,768	179,755
Emulex Corp.*	8,825	44,390
FormFactor, Inc.*	9,006	162,288
Global Cash Access Hldgs.,*	52,341	199,943
Google, Inc.*	1,048	364,767
Harmonic, Inc.*	31,572	205,218
Hewlett-Packard Co.	20,181	647,003
Informatica Corp.*	22,847	302,951
Int’l. Business Machines Corp.	9,261	897,298
Intel Corp.	25,886	389,584
L-1 Identity Solutions, Inc.*	20,828	106,431
Lawson Software, Inc.*	21,850	92,863
Littelfuse, Inc.*	5,362	58,928
ManTech International Corp. Cl A*	7,130	298,747
MEMC Electronic Materials, Inc.*	3,621	59,710
Microsemi Corp.*	19,371	224,704
Microsoft Corp.	48,069	883,028
MKS Instruments, Inc.*	22,794	334,388
Monolithic Power Systems, Inc.*	11,543	178,917
Omniture, Inc.*	15,515	204,643
Oracle Corp.*	29,550	533,969
Parametric Technology Corp.*	29,571	295,119
Plexus Corp.*	12,895	178,209
QUALCOMM, Inc.	14,830	577,035
Quest Software, Inc.*	12,800	162,304
Riverbed Technology, Inc.*	9,600	125,568
Semtech Corp.*	30,111	401,982
Solera Hldgs., Inc.*	6,675	165,407
Starent Networks Corp.*	9,061	143,254
Sybase, Inc.*	22,121	670,045
Symantec Corp.*	30,331	453,145
Tech Data Corp.*	4,999	108,878
TIBCO Software, Inc.*	54,743	321,341
Trimble Navigation Ltd.*	6,650	101,612
ViaSat, Inc.*	9,184	191,211
WebMD Health Corp. Cl A*	6,750	150,525
Websense, Inc.*	28,110	337,320
Yahoo!, Inc.*	16,265	208,355
		14,178,336
MATERIALS (2.4%)
Ball Corp.	7,215	313,131
Commercial Metals Co.	30,350	350,543
Crown Hldgs., Inc.*	52,606	1,195,734
Cytec Industries, Inc.	11,659	175,118
Dow Chemical Co.	14,783	124,621
Freeport-McMoRan Copper & Gold, Inc.	5,053	192,570
Horsehead Hldg. Corp.*	20,966	115,313
Louisiana-Pacific Corp.	39,165	87,338
Monsanto Co.	5,790	481,149
Royal Gold, Inc.	10,887	509,076
Silgan Hldgs., Inc.	17,331	910,571
Taseko Mines Ltd.*	93,541	116,926
		4,572,090

TELECOMMUNICATION SERVICES (1.4%)
American Tower Corp. Cl A*	11,664	354,936
AT&T, Inc.	31,273	788,080
CenturyTel, Inc.	11,353	319,246
Consolidated Comms. Hldgs., Inc.	32,960	338,170
Iowa Telecommunications Svcs., Inc.	19,156	219,528
Syniverse Hldgs., Inc.*	38,127	600,882
		2,620,842
UTILITIES (2.0%)
ALLETE, Inc.	5,123	136,733
Avista Corp.	38,872	535,656
Black Hills Corp.	6,281	112,367
Dominion Resources, Inc.	12,254	379,751
Edison International	3,437	99,020
Entergy Corp.	1,912	130,188
Exelon Corp.	5,085	230,808
FirstEnergy Corp.	5,230	201,878
FPL Group, Inc.	3,918	198,760
IDACORP, Inc.	2,620	61,203
Northwest Natural Gas Co.	5,140	223,179
NV Energy, Inc.	17,985	168,879
PNM Resources, Inc.	15,941	131,673
Public Svc. Enterprise Group, Inc.	4,719	139,069
Sempra Energy	6,376	294,826
Unisource Energy Corp.	14,307	403,314
Westar Energy, Inc.	17,575	308,090
		3,755,394
TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $116,657,324) 46.3%		88,435,050

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	460,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES
(Cost: $460,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	AAA	0.01	04/01/09	2,960,000	2,960,000
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES
(Cost: $2,960,000) 1.6%					2,960,000

TOTAL INDEXED ASSETS
(Cost: $120,077,324) 47.9%					91,395,050

TEMPORARY CASH INVESTMENTS (3)
(Cost: $592,100) 0.3%					592,100

TOTAL INVESTMENTS
(Cost: $268,463,843) 99.7%					190,729,135

OTHER NET ASSETS 0.3%					639,700

NET ASSETS 100.0%					$191,368,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Dillard’s, Inc. Cl A	364,753	2,079,092
Pep Boys - Manny, Moe & Jack	211,618	933,235
Rent-A-Center, Inc.*	113,956	2,207,328
Tupperware Brands Corp.	188,213	3,197,739
Wolverine World Wide, Inc.	93,385	1,454,938
		9,872,332
CONSUMER STAPLES (8.4%)
American Italian Pasta Co. Cl A*	170,687	5,941,611
Casey’s General Stores, Inc.	22,308	594,731
Chattem, Inc.*	10,653	597,101
Flowers Foods, Inc.	19,204	450,910
Great Atlantic & Pacific Tea Co., Inc.*	280,895	1,491,552
Ralcorp Hldgs., Inc.*	15,593	840,151
Vector Group Ltd.	149,410	1,940,836
		11,856,892
ENERGY (2.1%)
CNX Gas Corp.*	24,897	590,308
Ellora Energy, Inc.†***	119,800	850,580
Superior Well Services, Inc.*	36,739	188,471
T-3 Energy Services, Inc.*	17,643	207,835
Trico Marine Services, Inc.*	97,886	205,561
Walter Industries, Inc.	40,610	928,751
		2,971,506
FINANCIALS (34.3%)
Ashford Hospitality Trust, Inc.	415,444	639,784
Aspen Insurance Hldgs. Ltd.	116,870	2,624,900
BancFirst Corp.	27,328	994,739
Bank Mutual Corp.	267,514	2,423,677
Brookline Bancorp, Inc.	262,784	2,496,448
CapLease, Inc.	45,534	89,702
Ellington Financial LLC†***	123,900	2,478,000
FelCor Lodging Trust, Inc.	77,319	105,154
First Niagara Financial Group, Inc.	148,206	1,615,445
Glacier Bancorp, Inc.	133,149	2,091,771
Highwoods Properties, Inc.	80,296	1,719,940
IBERIABANK Corp.	26,340	1,210,060
iShares Russell 2000 Index Fund	37,550	1,574,847
iShares Russell 2000 Value Index Fund	40,280	1,589,449
iShares Russell Microcap Index Fund	65,690	1,758,521
Marlin Business Svcs. Corp.*	145,828	571,646
Meadowbrook Insurance Group, Inc.	276,483	1,686,546
Medical Properties Trust, Inc.	61,392	224,081
MFA Financial, Inc.	290,507	1,708,181
Mid-America Apt. Communities, Inc.	27,613	851,309
National Penn Bancshares, Inc.	108,298	898,873
National Retail Pptys., Inc.	40,810	646,430
NewAlliance Bancshares, Inc.	217,121	2,549,001
Pennsylvania REIT	75,234	267,081
PMA Capital Corp. Cl A*	205,703	857,782
ProAssurance Corp.*	45,656	2,128,483

Realty Income Corp.	81,030	1,524,985
S.Y. Bancorp, Inc.	66,946	1,626,788
SeaBright Insurance Hldgs., Inc.*	167,356	1,750,544
Senior Housing Pptys. Trust	100,291	1,406,080
SPDR KBW	86,180	1,656,380
Trico Bancshares	53,082	888,593
Vintage Wine Trust, Inc.†***	246,840	0
Westamerica Bancorporation	53,045	2,416,730
Westfield Financial, Inc.	140,435	1,235,828
		48,307,778
HEALTH CARE (4.9%)
Alphatec Hldgs., Inc.*	314,986	557,525
American Medical Systems Hldgs., Inc.*	64,546	719,688
Animal Health Int’l., Inc.*	98,750	123,438
Conceptus, Inc.*	90,602	1,064,574
Conmed Corp.*	35,066	505,301
Enzon Pharmaceuticals, Inc.*	440,855	2,675,990
Sepracor, Inc.*	85,407	1,252,067
		6,898,583
INDUSTRIALS (10.0%)
Aircastle Ltd.	180,718	840,339
Alaska Air Group, Inc.*	134,880	2,369,842
Cornell Cos., Inc.*	71,288	1,166,985
CRA International, Inc.*	25,232	476,380
Dollar Thrifty Automotive Grp.*	167,530	194,335
Genesee & Wyoming, Inc. Cl A*	73,434	1,560,473
Mueller Industries, Inc.	174,672	3,788,636
Old Dominion Freight Line, Inc.*	80,465	1,890,123
Orion Marine Group, Inc.*	21,370	279,947
Perini Corp.*	87,507	1,076,336
Spherion Corp.*	173,220	360,298
		14,003,694
INFORMATION TECHNOLOGY (8.1%)
Anixter International, Inc.*	32,803	1,039,199
Coherent, Inc.*	60,160	1,037,760
Data Domain, Inc.*	71,562	899,534
Global Cash Access Hldgs.,*	198,654	758,858
Informatica Corp.*	26,396	350,011
ManTech International Corp. Cl A*	19,990	837,581
MKS Instruments, Inc.*	66,854	980,748
Parametric Technology Corp.*	55,924	558,122
Semtech Corp.*	73,550	981,893
Sybase, Inc.*	50,301	1,523,617
Tech Data Corp.*	28,219	614,610
TIBCO Software, Inc.*	203,133	1,192,391
Websense, Inc.*	48,387	580,644
		11,354,968
MATERIALS (10.8%)
Commercial Metals Co.	169,390	1,956,455
Crown Hldgs., Inc.*	293,819	6,678,501
Cytec Industries, Inc.	65,093	977,697
Horsehead Hldg. Corp.*	115,646	636,053
Louisiana-Pacific Corp.	208,126	464,121

Silgan Hldgs., Inc.	72,740	3,821,760
Taseko Mines Ltd.*	497,732	622,165
		15,156,752
TELECOMMUNICATION SERVICES (2.6%)
Consolidated Comms. Hldgs., Inc.	67,748	695,094
Iowa Telecommunications Svcs., Inc.	106,466	1,220,100
Syniverse Hldgs., Inc.*	109,984	1,733,348
		3,648,542
UTILITIES (6.8%)
Avista Corp.	123,693	1,704,490
Black Hills Corp.	34,503	617,259
IDACORP, Inc.	14,650	342,224
Northwest Natural Gas Co.	28,283	1,228,048
NV Energy, Inc.	98,539	925,281
PNM Resources, Inc.	88,294	729,308
Unisource Energy Corp.	79,227	2,233,409
Westar Energy, Inc.	102,400	1,795,072
		9,575,091
TOTAL COMMON STOCKS
(Cost: $183,117,562) 95.0%		133,646,138

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	1,890,000	0
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $1,890,000) 0.0%					0

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.3%)
FHLB	AAA	0.01	04/01/09	3,200,000	3,200,000
COMMERCIAL PAPER (2.8%)
American Express Credit Corp.	A-1	0.30	04/03/09	3,000,000	2,999,950
Toyota Motor Credit Corp.	A-1+	0.18	04/06/09	1,000,000	999,975
					3,999,925
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $7,199,925) 5.1%					7,199,925

TOTAL INVESTMENTS
(Cost: $192,207,487) 100.1%					140,846,063

OTHER NET ASSETS (0.1%)					(138,782)

NET ASSETS 100.0%					$140,707,281

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.4%)
Aeropostale, Inc.*	72,957	1,937,738
California Pizza Kitchen, Inc.*	160,330	2,097,116
Corinthian Colleges, Inc.*	38,363	746,160
Gymboree Corp.*	60,444	1,290,479
Jackson Hewitt Tax Service, Inc.	72,954	380,820
Leapfrog Enterprises, Inc.*	146,785	202,563
Netflix, Inc.*	66,883	2,870,618
P.F. Chang's China Bistro, Inc.*	50,428	1,153,793
Smith & Wesson Hldg. Corp.*	124,050	746,781
Sonic Corp.*	89,043	892,211
Tupperware Brands Corp.	85,275	1,448,822
WMS Industries, Inc.*	83,506	1,746,110
Wolverine World Wide, Inc.	45,915	715,356
		16,228,567
CONSUMER STAPLES (2.0%)
Chattem, Inc.*	10,979	615,373
Ralcorp Hldgs., Inc.*	24,258	1,307,021
Vector Group Ltd.	58,468	759,499
		2,681,893
ENERGY (6.5%)
Arena Resources, Inc.*	28,175	717,899
CNX Gas Corp.*	38,225	906,315
Concho Resources, Inc.*	74,341	1,902,386
Dril-Quip, Inc.*	35,579	1,092,275
Penn Virginia Corp.	61,326	673,359
Pride International, Inc.*	68,525	1,232,080
T-3 Energy Services, Inc.*	97,762	1,151,636
Willbros Group, Inc.*	92,768	899,850
		8,575,800
FINANCIALS (8.8%)
Glacier Bancorp, Inc.	51,373	807,070
iShares Russell 2000 Growth Index Fund	71,637	3,293,866
iShares Russell Microcap Index Fund	55,011	1,472,644
NewAlliance Bancshares, Inc.	61,809	725,638
PS Business Parks, Inc.	17,095	629,951
Senior Housing Pptys. Trust	71,655	1,004,603
Signature Bank*	17,425	491,908
Stifel Financial Corp.*	35,424	1,534,213
Tower Group, Inc.	43,282	1,066,036
Westamerica Bancorporation	13,009	592,690
		11,618,619
HEALTH CARE (24.6%)
ABIOMED, Inc.*	147,896	724,690
Acorda Therapeutics, Inc.*	31,735	628,670
Alexion Pharmaceuticals, Inc.*	56,312	2,120,710
Allscripts-Misys Healthcare Solutions, Inc.	70,997	730,559
Almost Family, Inc.*	47,211	901,258
Alnylam Pharmaceuticals, Inc.*	34,194	651,054
Alphatec Hldgs., Inc.*	284,338	503,278

American Medical Systems Hldgs., Inc.*	153,576	1,712,372
Athenahealth, Inc.*	26,650	642,532
Auxilium Pharmaceuticals, Inc.*	23,561	653,111
Conceptus, Inc.*	70,016	822,688
Conmed Corp.*	53,332	768,514
Enzon Pharmaceuticals, Inc.*	308,291	1,871,326
ev3, Inc.*	100,238	711,690
Exelixis, Inc.*	66,850	307,510
Geron Corp.*	57,225	255,796
Immucor, Inc.*	58,304	1,466,346
Isis Pharmaceuticals, Inc.*	45,520	683,255
Landauer, Inc.	19,848	1,005,897
Luminex Corp.*	19,700	356,964
Magellan Health Svcs., Inc.*	59,239	2,158,669
MedAssets, Inc.*	110,125	1,569,281
Medivation, Inc.*	26,775	489,179
Myriad Genetics, Inc.*	49,874	2,267,771
Neogen Corp.*	65,958	1,439,863
Onyx Pharmaceuticals, Inc.*	32,240	920,452
Optimer Pharmaceuticals, Inc.*	21,375	281,936
OSI Pharmaceuticals, Inc.*	33,316	1,274,670
Psychiatric Solutions, Inc.*	36,455	573,437
Regeneron Pharmaceuticals, Inc.*	17,150	237,699
Seattle Genetics, Inc.*	105,089	1,036,178
Sequenom, Inc.*	43,150	613,593
STERIS Corp.	40,210	936,089
United Therapeutics Corp.*	14,323	946,607
		32,263,644
INDUSTRIALS (14.7%)
Actuant Corp. Cl A	13,230	136,666
Astec Industries, Inc.*	60,237	1,580,017
AZZ, Inc.*	49,434	1,304,563
Belden, Inc.	36,355	454,801
Comfort Systems USA, Inc.	105,534	1,094,388
Curtiss-Wright Corp.	34,164	958,300
Exponent, Inc.*	20,765	525,977
Genesee & Wyoming, Inc. Cl A*	75,246	1,598,978
Hub Group, Inc. Cl A*	43,241	735,097
Huron Consulting Group, Inc.*	31,321	1,328,950
Insteel Industries, Inc.	85,818	597,293
JetBlue Airways Corp*	118,519	432,594
Old Dominion Freight Line, Inc.*	69,055	1,622,102
Perini Corp.*	34,920	429,516
Powell Industries, Inc.*	23,293	822,476
RBC Bearings, Inc.*	31,341	478,890
Stanley, Inc.*	41,451	1,052,441
Sun Hydraulics Corp.	71,277	1,041,357
Teledyne Technologies, Inc.*	19,994	533,440
Waste Connections, Inc.*	30,569	785,623
Watson Wyatt Worldwide, Inc. Cl A	27,132	1,339,507
Woodward Governor Co.	41,025	458,660
		19,311,636
INFORMATION TECHNOLOGY (20.2%)
ANSYS, Inc.*	31,234	783,973
Ariba, Inc.*	36,275	316,681

Commvault Systems, Inc.*	24,250	266,023
Data Domain, Inc.*	125,619	1,579,031
Emulex Corp.*	48,700	244,961
FormFactor, Inc.*	49,778	897,000
Global Cash Access Hldgs.,*	90,800	346,856
Harmonic, Inc.*	174,603	1,134,920
Informatica Corp.*	100,137	1,327,817
L-1 Identity Solutions, Inc.*	115,073	588,023
Lawson Software, Inc.*	120,650	512,763
Littelfuse, Inc.*	29,748	326,931
ManTech International Corp. Cl A*	19,675	824,383
Microsemi Corp.*	107,215	1,243,694
MKS Instruments, Inc.*	59,967	879,716
Monolithic Power Systems, Inc.*	63,815	989,133
Omniture, Inc.*	85,766	1,131,254
Parametric Technology Corp.*	108,001	1,077,850
Plexus Corp.*	71,179	983,694
Quest Software, Inc.*	70,700	896,476
Riverbed Technology, Inc.*	53,100	694,548
Semtech Corp.*	93,737	1,251,389
Solera Hldgs., Inc.*	36,875	913,763
Starent Networks Corp.*	50,128	792,524
Sybase, Inc.*	72,431	2,193,935
TIBCO Software, Inc.*	91,950	539,747
Trimble Navigation Ltd.*	36,700	560,776
ViaSat, Inc.*	50,696	1,055,491
WebMD Health Corp. Cl A*	37,300	831,790
Websense, Inc.*	107,492	1,289,904
		26,475,046
MATERIALS (3.1%)
Royal Gold, Inc.	60,115	2,810,977
Silgan Hldgs., Inc.	22,756	1,195,600
		4,006,577
TELECOMMUNICATION SERVICES (2.1%)
Consolidated Comms. Hldgs., Inc.	113,952	1,169,148
Syniverse Hldgs., Inc.*	102,882	1,621,420
		2,790,568
UTILITIES (1.5%)
ALLETE, Inc.	28,344	756,501
Avista Corp.	90,731	1,250,273
		2,006,774
TOTAL COMMON STOCKS
(Cost: $160,015,426) 95.9%		125,959,124

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.8%)
FHLB	AAA	0.01	04/01/09	3,700,000	3,700,000
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $3,700,000) 2.8%					3,700,000

TOTAL INVESTMENTS
(Cost: $163,715,426) 98.7%					129,659,124

OTHER NET ASSETS 1.3%					1,688,785

NET ASSETS 100.0%					$131,347,909

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Black & Decker Corp.	4,570	144,229
Discovery Communications, Inc. Cl C*	5,662	82,948
Fortune Brands, Inc.	5,235	128,519
Mohawk Industries, Inc.*	4,857	145,079
Newell Rubbermaid, Inc.	11,011	70,250
Penney (J.C.) Co., Inc.	3,634	72,934
PetSmart, Inc.	9,646	202,180
Polo Ralph Lauren Corp.	6,287	265,626
Rent-A-Center, Inc.*	11,925	230,987
V.F. Corp.	9,831	561,448
		1,904,200
CONSUMER STAPLES (8.7%)
Avon Products, Inc.	7,716	148,379
Clorox Co.	5,345	275,161
Coca-Cola Enterprises, Inc.	17,931	236,510
Heinz (H.J.) Co.	6,967	230,329
J.M. Smucker Co.	5,185	193,245
Kroger Co.	28,757	610,224
Ralcorp Hldgs., Inc.*	3,121	168,159
Vector Group Ltd.	37,812	491,178
		2,353,185
ENERGY (6.8%)
CNX Gas Corp.*	11,097	263,110
Denbury Resources, Inc.*	13,460	200,016
Noble Energy, Inc.	5,380	289,874
Pride International, Inc.*	15,300	275,094
Range Resources Corp.	14,211	584,925
Spectra Energy Corp.	17,321	244,919
		1,857,938
FINANCIALS (25.2%)
American Financial Group, Inc.	22,287	357,706
Ameriprise Financial, Inc.	15,376	315,054
Annaly Capital Mgmt., Inc.	17,048	236,456
Aon Corp.	12,975	529,640
Associated Banc-Corp.	16,861	260,334
Assurant, Inc.	7,564	164,744
BOK Financial Corp.	11,721	404,961
Developers Diversified Realty Corp.	10,998	23,426
Discover Financial Svcs.	5,967	37,652
Equity Residential	16,783	307,968
Everest Re Group Ltd.	2,416	171,053
Fulton Financial Corp.	39,399	261,215
Genworth Financial, Inc. Cl A	17,034	32,365
HCC Insurance Hldgs., Inc.	5,020	126,454
Host Hotels & Resorts, Inc.	22,213	87,075
iShares Russell Midcap Index Fund	9,390	507,154
iShares Russell Midcap Value Index Fd.	21,320	507,842
M&T Bank Corp.	2,382	107,762
Marsh & McLennan Cos., Inc.	12,252	248,103
National Retail Pptys., Inc.	10,490	166,162

People’s United Financial, Inc.	40,023	719,213
Principal Financial Grp., Inc.	11,124	90,994
Progressive Corp.*	17,732	238,318
ProLogis	8,338	54,197
Public Storage	5,050	279,013
StanCorp Financial Group, Inc.	12,752	290,491
Vornado Realty Trust	9,542	317,161
		6,842,513
HEALTH CARE (4.6%)
AmerisourceBergen Corp.	8,717	284,697
CIGNA Corp.	11,344	199,541
Hospira, Inc.*	9,214	284,344
Laboratory Corp. of America Hldgs.*	4,550	266,130
Mylan, Inc.*	10,970	147,108
Vertex Pharmaceuticals, Inc.*	2,353	67,602
		1,249,422
INDUSTRIALS (7.4%)
Alliant TechSystems, Inc.*	4,777	319,963
CSX Corp.	8,479	219,182
Donnelley (R.R.) & Sons Co.	21,092	154,604
ITT Corp.	4,899	188,465
Kirby Corp.*	10,590	282,118
L-3 Communications Hldgs., Inc.	3,310	224,418
Lincoln Electric Hldgs., Inc.	5,929	187,890
Precision Castparts Corp.	5,791	346,881
Southwest Airlines Co.	15,621	98,881
		2,022,402
INFORMATION TECHNOLOGY (7.3%)
Amdocs Ltd.*	13,402	248,205
Fidelity Nat’l. Information Svcs., Inc.	11,057	201,237
McAfee, Inc.*	4,540	152,090
Mettler-Toledo Int’l., Inc.*	4,944	253,776
Micron Technology, Inc.*	35,995	146,140
NCR Corp.*	15,786	125,499
SAIC, Inc.*	9,650	180,166
Sybase, Inc.*	12,501	378,655
Teradata Corp.*	7,716	125,154
Xerox Corp.	36,231	164,851
		1,975,773
MATERIALS (10.6%)
Agnico-Eagle Mines Ltd.	7,257	413,068
Crown Hldgs., Inc.*	51,378	1,167,817
Cytec Industries, Inc.	13,332	200,247
Eastman Chemical Co.	7,251	194,327
Louisiana-Pacific Corp.	17,461	38,938
Lubrizol Corp.	8,662	294,595
Sonoco Products Co.	21,391	448,783
Steel Dynamics, Inc.	13,681	120,530
		2,878,305
TELECOMMUNICATION SERVICES (1.9%)
Embarq Corp.	10,147	384,064
Qwest Communications Int’l., Inc.	36,355	124,334
		508,398

UTILITIES (14.6%)
American Electric Power Co., Inc.	16,061	405,701
Edison International	18,275	526,503
Energen Corp.	13,697	398,994
Entergy Corp.	6,208	422,703
ITC Hldgs. Corp.	5,940	259,103
Pepco Hldgs., Inc.	25,532	318,639
PG&E Corp.	14,078	538,061
PPL Corp.	12,669	363,727
Sempra Energy	16,093	744,139
		3,977,570
TOTAL COMMON STOCKS
(Cost: $38,754,211) 94.1%		25,569,706

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.8%)
American Express Credit Corp.	A-1	0.40	04/29/09	650,000	649,798
Toyota Motor Credit Corp.	A-1+	0.20	04/14/09	650,000	649,953
					1,299,751
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,299,751) 4.8%					1,299,751

TOTAL INVESTMENTS
(Cost: $40,053,962) 98.9%					26,869,457

OTHER NET ASSETS 1.1%					308,230

NET ASSETS 100.0%					$27,177,687

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.1%)
99 Cents Only Stores*	16,372	151,277
Advance Auto Parts, Inc.	33,094	1,359,502
Aeropostale, Inc.*	23,350	620,176
American Eagle Outfitters, Inc.	71,943	880,582
American Greetings Corp. Cl A	15,847	80,186
AnnTaylor Stores Corp.*	19,938	103,678
Barnes & Noble, Inc.	12,861	274,968
Belo Corp. Cl A	30,848	18,817
Blyth, Inc.	2,104	54,978
Bob Evans Farms, Inc.	10,735	240,679
BorgWarner, Inc.	40,431	820,749
Boyd Gaming Corp.	19,918	74,294
Brink’s Home Security Hldgs., Inc.*	14,208	321,101
Brinker International, Inc.	35,538	536,624
Callaway Golf Co.	22,536	161,808
Career Education Corp.*	25,721	616,275
CarMax, Inc.*	76,922	956,910
Cheesecake Factory, Inc.*	20,838	238,595
Chico’s FAS, Inc.*	61,868	332,231
Chipotle Mexican Grill, Inc. Cl A*	11,537	765,826
Coldwater Creek, Inc.*	16,483	41,372
Collective Brands, Inc.*	22,344	217,631
Corinthian Colleges, Inc.*	29,902	581,594
DeVry, Inc.	21,522	1,036,930
Dick’s Sporting Goods, Inc.*	29,771	424,832
Dollar Tree, Inc.*	31,645	1,409,785
DreamWorks Animation SKG, Inc. Cl A*	26,927	582,700
Foot Locker, Inc.	54,130	567,282
Gentex Corp.	48,802	486,068
Guess?, Inc.	21,043	443,586
Hanesbrands, Inc.*	32,621	312,183
Harte-Hanks, Inc.	13,272	71,005
International Speedway Corp. Cl A	9,711	214,225
ITT Educational Svcs., Inc.*	10,946	1,329,063
J. Crew Group, Inc.*	18,150	239,217
Lamar Advertising Co. Cl A*	26,480	258,180
Life Time Fitness, Inc.*	12,218	153,458
LKQ Corp.*	48,867	697,332
Marvel Entertainment, Inc.*	17,108	454,217
Matthews International Corp. Cl A	10,677	307,604
MDC Hldgs., Inc.	12,849	400,118
Mohawk Industries, Inc.*	19,548	583,899
Netflix, Inc.*	14,553	624,615
NVR, Inc.*	1,911	817,430
Panera Bread Co. Cl A*	10,796	603,496

PetSmart, Inc.	44,382	930,247
Phillips-Van Heusen Corp.	18,015	408,580
Priceline.com, Inc.*	14,155	1,115,131
Regis Corp.	15,103	218,238
Rent-A-Center, Inc.*	23,328	451,863
Ross Stores, Inc.	45,178	1,620,982
Ryland Group, Inc.	14,891	248,084
Saks, Inc.*	49,777	93,083
Scholastic Corp.	9,226	139,036
Scientific Games Corp. Cl A*	22,704	274,945
Service Corp. International	89,395	311,989
Sotheby’s	23,539	211,851
Strayer Education, Inc.	4,966	893,234
The Warnaco Group, Inc.*	16,286	390,864
Thor Industries, Inc.	12,382	193,407
Timberland Co. Cl A*	16,086	192,067
Toll Brothers, Inc.*	45,538	826,970
Tupperware Brands Corp.	21,693	368,564
Under Armour, Inc. Cl A*	12,741	209,335
Urban Outfitters, Inc.*	39,821	651,870
Wendy’s/Arby’s Group, Inc.	146,177	735,270
Wiley (John) & Sons, Inc. Cl A	14,941	444,943
Williams-Sonoma, Inc.	30,262	305,041
		32,702,672
CONSUMER STAPLES (3.8%)
Alberto-Culver Co.	29,742	672,467
BJ’s Wholesale Club, Inc.*	20,555	657,554
Church & Dwight Co., Inc.	24,447	1,276,867
Corn Products Int’l., Inc.	25,992	551,030
Energizer Hldgs., Inc.*	20,369	1,012,136
Flowers Foods, Inc.	27,522	646,217
Hansen Natural Corp.*	25,819	929,484
Lancaster Colony Corp.	6,937	287,747
NBTY, Inc.*	19,154	269,688
PepsiAmericas, Inc.	20,006	345,104
Ralcorp Hldgs., Inc.*	19,637	1,058,042
Ruddick Corp.	13,687	307,273
Smithfield Foods, Inc.*	41,464	392,249
Tootsie Roll Industries, Inc.	9,354	203,179
Universal Corp.	8,730	261,202
		8,870,239
ENERGY (6.1%)
Arch Coal, Inc.	49,854	666,548
Bill Barrett Corp.*	12,920	287,341
Cimarex Energy Co.	29,081	534,509
Comstock Resources, Inc.*	16,073	478,975
Denbury Resources, Inc.*	86,560	1,286,282
Encore Aquisition Co.*	18,412	428,447
Exterran Hldgs., Inc.*	22,601	362,068

FMC Technologies, Inc.*	43,694	1,370,681
Forest Oil Corp.*	34,047	447,718
Frontier Oil Corp.	36,258	463,740
Helix Energy Solutions Group*	32,174	165,374
Helmerich & Payne, Inc.	36,840	838,847
Mariner Energy, Inc.*	31,098	241,010
Newfield Exploration Co.*	46,173	1,048,127
Oceaneering Int’l., Inc.*	18,998	700,456
Overseas Shipholding Group, Inc.	8,822	199,995
Patriot Coal Corp.*	22,261	82,588
Patterson-UTI Energy, Inc.	53,956	483,446
Plains Exploration & Production Co.*	37,567	647,279
Pride International, Inc.*	60,430	1,086,531
Quicksilver Resources, Inc.*	39,073	216,464
Southern Union Co.	43,364	660,000
Superior Energy Services, Inc.*	27,124	349,628
Tidewater, Inc.	18,044	669,974
Unit Corp.*	16,542	346,059
		14,062,087
FINANCIALS (16.1%)
Affiliated Managers Group, Inc.*	14,330	597,704
Alexandria Real Estate Equities, Inc.	13,819	503,012
AMB Property Corp	46,958	676,195
American Financial Group, Inc.	26,250	421,313
AmeriCredit Corp.*	45,938	269,197
Apollo Investment Corp.	49,754	173,144
Associated Banc-Corp.	44,509	687,219
Astoria Financial Corp.	28,152	258,717
BancorpSouth, Inc.	25,283	526,898
Bank of Hawaii Corp.	16,679	550,073
Berkley (W.R.) Corp.	48,519	1,094,103
BRE Properties, Inc.	17,850	350,396
Brown & Brown, Inc.	40,530	766,422
Camden Property Trust	18,646	402,381
Cathay General Bancorp	17,250	179,918
City National Corp.	14,133	477,271
Colonial BancGroup, Inc.	71,106	63,995
Commerce Bancshares, Inc.	23,070	837,441
Cousins Properties, Inc.	15,313	98,616
Cullen/Frost Bankers, Inc.	20,712	972,221
Duke Realty Corp.	51,569	283,630
Eaton Vance Corp.	40,381	922,706
Equity One, Inc.	11,504	140,234
Essex Property Trust, Inc.	9,350	536,129
Everest Re Group Ltd.	21,444	1,518,232
Federal Realty Investment Trust	20,600	947,600
Fidelity Nat’l. Financial, Inc. Cl A	74,206	1,447,759
First American Corp.	32,478	860,992
First Niagara Financial Group, Inc.	41,400	451,260

FirstMerit Corp.	28,308	515,206
Fulton Financial Corp.	61,062	404,841
Gallagher (Arthur J.) & Co.	33,165	563,805
Hanover Insurance Group, Inc.	17,874	515,129
HCC Insurance Hldgs., Inc.	40,026	1,008,255
Highwoods Properties, Inc.	22,267	476,959
Horace Mann Educators Corp.	13,616	113,966
Hospitality Properties Trust	32,843	394,116
International Bancshares Corp.	17,622	137,452
Jefferies Group, Inc.	42,364	584,623
Jones Lang LaSalle, Inc.	12,006	279,260
Liberty Property Trust	34,338	650,362
Mack-Cali Realty Corp.	23,043	456,482
Mercury General Corp.	12,434	369,290
Nationwide Health Pptys., Inc.	34,794	772,079
New York Community Bancorp, Inc.	120,108	1,341,606
NewAlliance Bancshares, Inc.	36,972	434,051
Old Republic Int’l. Corp.	80,524	871,270
OMEGA Healthcare Investors, Inc.	28,841	406,081
PacWest Bancorp	8,587	123,052
Potlatch Corp.	13,770	319,326
Protective Life Corp.	24,475	128,494
Raymond James Financial, Inc.	33,717	664,225
Rayonier, Inc.	27,553	832,652
Realty Income Corp.	36,423	685,481
Regency Centers Corp.	24,454	649,743
Reinsurance Grp. of America, Inc.	25,392	822,447
SEI Investments Co.	46,592	568,888
SL Green Realty Corp	19,944	215,395
StanCorp Financial Group, Inc.	17,091	389,333
SVB Financial Group*	11,457	229,255
Synovus Financial Corp.	98,200	319,150
TCF Financial Corp.	40,243	473,258
The Macerich Co.	26,676	166,992
Trustmark Corp.	17,758	326,392
UDR, Inc.	54,904	472,723
Unitrin, Inc.	17,192	240,344
Valley National Bancorp	47,090	582,503
Waddell & Reed Financial, Inc. Cl A	29,613	535,107
Washington Federal, Inc.	30,726	408,349
Webster Financial Corp.	18,448	78,404
Weingarten Realty Investors	27,071	257,716
Westamerica Bancorporation	10,082	459,336
Wilmington Trust Corp.	23,743	230,070
		37,488,246
HEALTH CARE (11.5%)
Affymetrix, Inc.*	24,498	80,108
Beckman Coulter, Inc.	21,888	1,116,507
Bio-Rad Laboratories, Inc. Cl A*	6,703	441,728

Cerner Corp.*	23,777	1,045,475
Charles River Laboratories Int’l., Inc.*	23,590	641,884
Community Health Systems, Inc.*	32,598	500,053
Covance, Inc.*	22,134	788,634
Edwards Lifesciences Corp.*	19,384	1,175,252
Endo Pharmaceuticals Hldgs., Inc.*	40,853	722,281
Gen-Probe, Inc.*	18,993	865,701
Health Management Associates, Inc. Cl A*	85,615	220,887
Health Net, Inc.*	36,208	524,292
Hill-Rom Hldgs., Inc.	21,858	216,176
Hologic, Inc.*	89,489	1,171,411
IDEXX Laboratories, Inc.*	20,823	720,059
Immucor, Inc.*	24,616	619,092
Kindred Healthcare, Inc.*	10,456	156,317
Kinetic Concepts, Inc.*	19,597	413,889
LifePoint Hospitals, Inc.*	18,644	388,914
Lincare Hldgs., Inc.*	25,965	566,037
Masimo Corp.*	16,700	483,966
Medicis Pharmaceutical Corp. Cl A	19,778	244,654
Omnicare, Inc.	36,421	891,950
OSI Pharmaceuticals, Inc.*	19,478	745,228
Owens & Minor, Inc.	14,527	481,280
Perrigo Co.	27,113	673,216
Pharmaceutical Product Development, Inc.	41,161	976,339
Psychiatric Solutions, Inc.*	19,517	307,002
ResMed, Inc.*	26,432	934,107
Schein (Henry), Inc.*	31,206	1,248,552
Sepracor, Inc.*	37,992	556,963
STERIS Corp.	20,586	479,242
Techne Corp.	13,281	726,604
Teleflex, Inc.	13,858	541,709
Thoratec Corp.*	19,617	503,961
United Therapeutics Corp.*	8,104	535,593
Universal Health Svcs., Inc. Cl B	17,736	679,998
Valeant Pharmaceuticals Int’l.*	28,505	507,104
Varian, Inc.*	10,077	239,228
VCA Antech, Inc.*	29,549	666,330
Vertex Pharmaceuticals, Inc.*	60,406	1,735,459
WellCare Health Plans, Inc.*	14,594	164,183
		26,697,365
INDUSTRIALS (13.4%)
Aecom Technology Corp.*	31,806	829,500
AGCO Corp.*	32,046	628,102
AirTran Hldgs., Inc.*	41,007	186,582
Alaska Air Group, Inc.*	12,661	222,454
Alexander & Baldwin, Inc.	14,450	274,984
Alliant TechSystems, Inc.*	11,417	764,711
AMETEK, Inc.	37,278	1,165,683
BE Aerospace, Inc.*	34,672	300,606

Bucyrus International, Inc.	26,205	397,792
Carlisle Cos., Inc.	21,299	418,099
Clean Harbors, Inc.*	7,054	338,592
Con-way, Inc.	16,014	287,131
Copart, Inc.*	22,129	656,346
Corporate Executive Board Co.	11,882	172,289
Corrections Corp. of America*	43,865	561,911
Crane Co.	16,919	285,593
Deluxe Corp.	17,752	170,952
Donaldson Co., Inc.	26,873	721,271
Dycom Industries, Inc.*	13,796	79,879
Federal Signal Corp.	16,563	87,287
FTI Consulting, Inc.*	17,741	877,825
GATX Corp.	17,022	344,355
Graco, Inc.	20,796	354,988
Granite Construction, Inc.	11,470	429,896
Harsco Corp.	29,154	646,344
HNI Corp.	15,443	160,607
Hubbell, Inc. Cl B	19,609	528,659
Hunt (J.B.) Transport Svcs., Inc.	28,610	689,787
IDEX Corp.	28,789	629,615
JetBlue Airways Corp*	64,044	233,761
Joy Global, Inc.	35,645	759,239
Kansas City Southern*	31,838	404,661
KBR, Inc.	56,447	779,533
Kelly Svcs., Inc. Cl A	9,573	77,063
Kennametal, Inc.	25,571	414,506
Korn/Ferry International*	15,582	141,173
Landstar System, Inc.	18,294	612,300
Lennox International, Inc.	16,333	432,171
Lincoln Electric Hldgs., Inc.	14,907	472,403
Manpower, Inc.	27,188	857,238
Miller (Herman), Inc.	18,732	199,683
Mine Safety Appliances Co.	10,360	207,407
MPS Group, Inc.*	32,215	191,679
MSC Industrial Direct Co., Inc. Cl A	15,634	485,748
Navigant Consulting, Inc.*	16,343	213,603
Nordson Corp.	11,920	338,886
Oshkosh Corp.	26,075	175,746
Pentair, Inc.	34,446	746,445
Quanta Services, Inc.*	68,953	1,479,042
Republic Services, Inc.	1	17
Rollins, Inc.	14,396	246,891
Roper Industries, Inc.	31,381	1,332,123
Shaw Group, Inc.*	29,158	799,221
SPX Corp.	17,234	810,170
Terex Corp.*	33,185	306,961
The Brink’s Co.	14,236	376,685
Thomas & Betts Corp.*	19,518	488,340

Timken Co.	29,684	414,389
Trinity Industries, Inc.	27,776	253,873
United Rentals, Inc.*	20,970	88,284
URS Corp.*	29,057	1,174,193
Wabtec Corp.	16,975	447,801
Waste Connections, Inc.*	27,846	715,642
Watson Wyatt Worldwide, Inc. Cl A	14,972	739,168
Werner Enterprises, Inc.	14,881	225,001
Woodward Governor Co.	19,042	212,890
YRC Worldwide, Inc.*	20,734	93,096
		31,158,872
INFORMATION TECHNOLOGY (13.2%)
3Com Corp.*	142,352	439,868
ACI Worldwide, Inc.*	12,196	228,675
Acxiom Corp.	23,703	175,402
ADC Telecommunications, Inc.*	33,722	148,040
Adtran, Inc.	19,116	309,870
Advent Software, Inc.*	5,809	193,498
Alliance Data Systems Corp.*	20,612	761,613
ANSYS, Inc.*	31,327	786,308
Arrow Electronics, Inc.*	41,652	793,887
Atmel Corp.*	156,791	569,151
Avnet, Inc.*	52,678	922,392
Avocent Corp.*	15,632	189,772
Broadridge Financial Solutions, Inc.	49,380	918,962
Cadence Design Systems, Inc.*	90,820	381,444
CommScope, Inc.*	24,588	279,320
Cree, Inc.*	30,869	726,348
Diebold, Inc.	23,085	492,865
Digital River, Inc.*	12,988	387,302
DST Systems, Inc.*	14,209	491,916
F5 Networks, Inc.*	27,807	582,557
FactSet Research Systems, Inc.	14,711	735,403
Fair Isaac Corp.	16,950	238,487
Fairchild Semiconductor Int’l., Inc.*	43,317	161,572
Gartner, Inc.*	20,694	227,841
Global Payments, Inc.	28,010	935,814
Henry (Jack) & Associates, Inc.	29,492	481,309
Hewitt Associates, Inc. Cl A*	30,058	894,526
Imation Corp.	10,529	80,547
Ingram Micro, Inc. Cl A*	57,568	727,660
Integrated Device Technology, Inc.*	58,986	268,386
International Rectifier Corp.*	25,488	344,343
Intersil Corp. Cl A	42,908	493,442
Itron, Inc.*	12,033	569,763
Lam Research Corp.*	43,642	993,728
Lender Processing Svcs., Inc.	29,287	896,475
Macrovision Solutions Corp.*	29,136	518,329
ManTech International Corp. Cl A*	7,304	306,038

Mentor Graphics Corp.*	32,230	143,101
Metavante Technologies, Inc.*	31,343	625,606
Mettler-Toledo Int’l., Inc.*	11,690	600,048
National Instruments Corp.	19,916	371,433
NCR Corp.*	55,196	438,808
NeuStar, Inc. Cl A*	27,604	462,367
Palm, Inc.*	46,244	398,623
Parametric Technology Corp.*	40,548	404,669
Plantronics, Inc.	17,082	206,180
Polycom, Inc.*	29,062	447,264
RF Micro Devices, Inc.*	91,820	122,121
SAIC, Inc.*	70,780	1,321,463
Semtech Corp.*	21,169	282,606
Silicon Laboratories, Inc.*	16,189	427,390
SRA International, Inc. Cl A*	14,698	216,061
Sybase, Inc.*	28,329	858,085
Synopsys, Inc.*	50,309	1,042,906
Tech Data Corp.*	17,500	381,150
Trimble Navigation Ltd.*	41,745	637,864
ValueClick, Inc.*	30,370	258,449
Vishay Intertechnology, Inc.*	65,100	226,548
Western Digital Corp.*	77,436	1,497,612
Wind River Systems, Inc.*	23,680	151,552
Zebra Technologies Corp. Cl A*	22,146	421,217
		30,595,976
MATERIALS (6.2%)
Airgas, Inc.	28,265	955,640
Albemarle Corp.	31,875	693,919
AptarGroup, Inc.	23,612	735,278
Ashland, Inc.	23,085	238,468
Cabot Corp.	22,798	239,607
Carpenter Technology Corp.	15,391	217,321
Cliffs Natural Resources, Inc.	39,624	719,572
Commercial Metals Co.	39,746	459,066
Cytec Industries, Inc.	16,464	247,289
FMC Corp.	25,887	1,116,765
Greif, Inc. Cl A	11,885	395,652
Louisiana-Pacific Corp.	31,874	71,079
Lubrizol Corp.	23,476	798,419
Martin Marietta Materials, Inc	14,450	1,145,885
Minerals Technologies, Inc.	6,527	209,190
Olin Corp.	26,926	384,234
Packaging Corp. of America	35,660	464,293
Reliance Steel & Aluminum Co.	22,295	587,027
RPM International, Inc.	45,023	573,143
Scotts Miracle-Gro Co. Cl A	15,298	530,841
Sensient Technologies Corp.	16,915	397,503
Sonoco Products Co.	34,649	726,936
Steel Dynamics, Inc.	56,478	497,571

Temple-Inland, Inc.	37,245	200,006
Terra Industries, Inc.	35,750	1,004,218
Valspar Corp.	34,879	696,534
Worthington Industries, Inc.	20,904	182,074
		14,487,530
TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell, Inc.*	80,401	184,922
Syniverse Hldgs., Inc.*	18,131	285,745
Telephone & Data Systems, Inc.	35,516	941,529
		1,412,196
UTILITIES (6.1%)
AGL Resources, Inc.	26,818	711,482
Alliant Energy Corp.	38,569	952,269
Aqua America, Inc.	47,190	943,800
Black Hills Corp.	13,427	240,209
DPL, Inc.	40,522	913,366
Energen Corp.	24,894	725,162
Great Plains Energy, Inc.	41,498	558,978
Hawaiian Electric Industries, Inc.	31,481	432,549
IDACORP, Inc.	15,922	371,938
MDU Resources Group	64,343	1,038,496
National Fuel Gas Co.	27,639	847,688
NSTAR	37,283	1,188,582
NV Energy, Inc.	81,785	767,961
OGE Energy Corp.	32,403	771,839
Oneok, Inc.	36,537	826,832
PNM Resources, Inc.	30,176	249,254
UGI Corp.	37,710	890,333
Vectren Corp.	28,301	596,868
Westar Energy, Inc.	37,826	663,090
WGL Hldgs., Inc.	17,443	572,130
		14,262,826
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $315,391,486) 91.1%		211,738,009

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	2,000,000	1,999,984
U.S. Treasury Bill (1)	AAA	0.04	04/29/09	1,100,000	1,099,970
U.S. Treasury Bill (1)	AAA	0.12	04/30/09	200,000	199,981
					3,299,935
COMMERCIAL PAPER (7.2%)
American Express Credit Corp.	A-1	0.10	04/01/09	3,000,000	3,000,000
American Express Credit Corp.	A-1	0.33	04/01/09	2,000,000	2,000,000
General Electric Co.	A-1+	0.10	04/13/09	3,600,000	3,599,880
San Diego Gas & Electric Co.†	A-1	0.17	04/06/09	3,000,000	2,999,929
Toyota Motor Credit Corp.	A-1+	0.18	04/06/09	5,000,000	4,999,875
					16,599,684
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $19,899,619) 8.6%					19,899,619

TEMPORARY CASH INVESTMENTS (3)
(Cost: $24,400) 0.0% (4)					24,400

TOTAL INVESTMENTS
(Cost: $335,315,505) 99.7%					231,662,028

OTHER NET ASSETS 0.3%					600,720

NET ASSETS 100.0%					$232,262,748

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (INTERNATIONAL FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (97.9%)
iShares MSCI EAFE Growth Index Fund	28,380	1,098,874
iShares MSCI EAFE Index Fund	34,670	1,303,245
iShares MSCI EAFE Value Index Fund	33,250	1,101,240
Vanguard Europe Pacific ETF	283,355	6,519,999
Vanguard European ETF	62,180	1,983,542
Vanguard Pacific ETF	27,612	1,038,487
		13,045,387
TOTAL INVESTMENTS
(Cost: $19,389,211) 97.9%		13,045,387

OTHER NET ASSETS 2.1%		283,704

NET ASSETS 100.0%		$13,329,091

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
Apollo Group, Inc.*	6,109	478,518
Comcast Corp. Cl A	61,236	835,259
Family Dollar Stores, Inc.	19,529	651,683
Home Depot, Inc.	12,101	285,100
Johnson Controls, Inc.	35,628	427,536
McDonald’s Corp.	28,279	1,543,185
Omnicom Group, Inc.	17,244	403,510
Staples, Inc.	43,412	786,191
Target Corp.	9,858	339,017
Time Warner Cable, Inc.	4,089	101,399
Time Warner, Inc.	16,281	314,223
TJX Cos., Inc.	8,168	209,428
V.F. Corp.	8,677	495,543
		6,870,592
CONSUMER STAPLES (7.4%)
Campbell Soup Co.	18,019	493,000
Clorox Co.	8,947	460,592
Colgate-Palmolive Co.	9,494	559,956
CVS Caremark Corp.	34,845	957,889
General Mills, Inc.	18,653	930,412
Heinz (H.J.) Co.	5,173	171,019
Kimberly-Clark Corp.	8,597	396,408
Kraft Foods, Inc. Cl A	24,023	535,473
PepsiCo, Inc.	29,005	1,493,177
Proctor & Gamble Co.	43,077	2,028,496
Wal-Mart Stores, Inc.	40,465	2,108,227
		10,134,649
ENERGY (7.9%)
Apache Corp.	5,808	372,235
Chevron Corp.	20,823	1,400,139
ConocoPhillips	16,519	646,884
Consol Energy, Inc.	8,931	225,418
Exxon Mobil Corp.	60,548	4,123,314
Halliburton Co.	35,045	542,146
Noble Corp.	13,731	330,780
Noble Energy, Inc.	8,396	452,376
Occidental Petroleum Corp.	17,229	958,794
Range Resources Corp.	9,880	406,661
Schlumberger Ltd.	14,553	591,143
Southwestern Energy Co.*	7,043	209,107
Valero Energy Corp.	6,536	116,994
Williams Cos., Inc.	21,462	244,238
XTO Energy, Inc.	7,072	216,545
		10,836,774
FINANCIALS (6.1%)
Aflac, Inc.	11,635	225,254
Aon Corp.	8,703	355,256
Bank of New York Mellon Corp.	18,566	524,490
Chubb Corp.	14,526	614,740
CME Group, Inc.	2,417	595,525
Federated Investors, Inc. Cl B	20,141	448,339
Franklin Resources, Inc.	7,421	399,769

Goldman Sachs Group, Inc.	8,469	897,883
JPMorgan Chase & Co.	41,186	1,094,724
People’s United Financial, Inc.	18,967	340,837
Progressive Corp.*	38,411	516,244
ProLogis	17,610	114,465
T. Rowe Price Group, Inc.	22,008	635,151
Travelers Cos., Inc.	9,313	378,480
U.S. Bancorp	37,254	544,281
Wells Fargo & Co.	43,288	616,421
		8,301,859
HEALTH CARE (8.8%)
Abbott Laboratories	43,524	2,076,095
Aetna, Inc.	10,263	249,699
AmerisourceBergen Corp.	15,889	518,935
Baxter International, Inc.	16,032	821,159
Celgene Corp.*	16,931	751,736
Gilead Sciences, Inc.*	39,460	1,827,787
Johnson & Johnson	48,854	2,569,717
Laboratory Corp. of America Hldgs.*	8,730	510,618
McKesson Corp.	12,889	451,631
Medco Health Solutions, Inc.*	6,247	258,251
Medtronic, Inc.	16,459	485,047
Merck & Co., Inc.	18,215	487,251
Schering-Plough Corp.	47,510	1,118,861
		12,126,787
INDUSTRIALS (5.4%)
Burlington Northern Santa Fe Corp.	7,178	431,757
Expeditors Int’l. of Washington, Inc.	13,829	391,222
General Electric Co.	137,013	1,385,201
Illinois Tool Works, Inc.	13,933	429,833
ITT Corp.	15,425	593,400
Lockheed Martin Corp.	12,029	830,362
Northrop Grumman Corp.	17,119	747,073
Southwest Airlines Co.	53,117	336,231
Union Pacific Corp.	9,955	409,250
United Parcel Service, Inc. Cl B	20,698	1,018,756
United Technologies Corp.	17,412	748,368
		7,321,453
INFORMATION TECHNOLOGY (9.8%)
Apple, Inc.*	13,938	1,465,163
Applied Materials, Inc.	42,102	452,597
Automatic Data Processing, Inc.	14,903	523,989
Broadcom Corp. Cl A*	15,515	309,990
Cisco Systems, Inc.*	70,211	1,177,438
EMC Corp.*	29,111	331,865
Google, Inc.*	1,930	671,756
Hewlett-Packard Co.	37,262	1,194,620
Int’l. Business Machines Corp.	17,099	1,656,722
Intel Corp.	47,794	719,300
MEMC Electronic Materials, Inc.*	6,684	110,219
Microsoft Corp.	88,753	1,630,393
Nortel Networks Corp.*	6,040	1,359
Oracle Corp.*	54,576	986,188
QUALCOMM, Inc.	27,381	1,065,395
Symantec Corp.*	56,002	836,670
Yahoo!, Inc.*	30,032	384,710
		13,518,374

MATERIALS (1.5%)
Ball Corp.	13,321	578,131
Dow Chemical Co.	27,293	230,080
Freeport-McMoRan Copper & Gold, Inc.	9,328	355,490
Monsanto Co.	10,687	888,090
		2,051,791
TELECOMMUNICATION SERVICES (2.0%)
American Tower Corp. Cl A*	21,535	655,310
AT&T, Inc.	57,749	1,455,275
CenturyTel, Inc.	20,949	589,086
		2,699,671
UTILITIES (2.3%)
Dominion Resources, Inc.	22,626	701,180
Edison International	6,344	182,771
Entergy Corp.	3,527	240,153
Exelon Corp.	9,387	426,076
FirstEnergy Corp.	9,655	372,683
FPL Group, Inc.	7,233	366,930
Public Svc. Enterprise Group, Inc.	8,712	256,743
Sempra Energy	11,773	544,384
		3,090,920
TOTAL COMMON STOCKS
(Cost: $99,429,325) 56.2%		76,952,870

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (15.9%)
MORTGAGE-BACKED OBLIGATIONS (15.9%)
FHARM	AAA	5.23	04/01/37	707,828	729,331
FHARM	AAA	5.28	02/01/36	395,805	409,401
FHARM	AAA	5.44	05/01/37	592,225	614,069
FHLMC	AAA	5.00	02/01/26	283,232	293,226
FHLMC	AAA	5.50	10/01/18	226,381	237,116
FHLMC	AAA	5.50	01/15/32	190,000	198,454
FHLMC	AAA	5.78	03/01/37	336,262	349,312
FHLMC	AAA	6.00	03/15/32	472,147	498,943
FNMA	AAA	4.00	05/01/19	251,054	256,687
FNMA	AAA	4.50	05/01/18	395,358	409,970
FNMA	AAA	4.50	06/01/19	274,224	284,016
FNMA	AAA	4.50	06/01/34	504,179	516,335
FNMA	AAA	5.00	04/01/18	757,385	791,530
FNMA	AAA	5.00	06/01/33	826,734	855,863
FNMA	AAA	5.00	09/01/33	320,702	332,001
FNMA	AAA	5.00	11/01/33	1,256,974	1,301,258
FNMA	AAA	5.00	03/01/34	245,157	253,795
FNMA	AAA	5.00	04/01/34	243,327	251,672
FNMA	AAA	5.00	09/01/35	375,006	387,809
FNMA	AAA	5.50	04/01/17	62,901	66,041
FNMA	AAA	5.50	05/01/17	32,496	34,118
FNMA	AAA	5.50	06/01/17	32,476	34,098
FNMA	AAA	5.50	07/01/33	603,462	628,968
FNMA	AAA	5.50	10/01/33	800,953	834,806
FNMA	AAA	5.50	03/01/34	193,999	202,199

FNMA	AAA	5.50	05/01/34	1,224,454	1,274,676
FNMA	AAA	5.50	07/01/34	475,033	494,517
FNMA	AAA	5.50	09/01/34	378,841	394,380
FNMA	AAA	5.50	10/01/34	260,051	270,718
FNMA	AAA	5.50	02/01/35	336,796	350,610
FNMA	AAA	5.50	02/01/35	283,300	294,654
FNMA	AAA	5.50	04/01/35	407,505	423,837
FNMA	AAA	5.50	08/01/35	153,271	159,414
FNMA	AAA	5.50	08/01/37	312,868	325,048
FNMA	AAA	5.50	11/01/38	315,903	326,305
FNMA	AAA	5.50	06/01/48	291,284	299,681
FNMA	AAA	6.00	03/01/17	22,399	23,583
FNMA	AAA	6.00	05/01/23	148,927	156,963
FNMA	AAA	6.00	03/01/32	26,146	27,499
FNMA	AAA	6.00	04/01/32	116,695	122,590
FNMA	AAA	6.00	04/01/32	69,152	72,646
FNMA	AAA	6.00	05/01/32	117,137	123,055
FNMA	AAA	6.00	04/01/33	330,412	347,103
FNMA	AAA	6.00	05/01/33	178,046	186,930
FNMA	AAA	6.00	06/01/34	230,448	241,657
FNMA	AAA	6.00	09/01/34	122,615	128,579
FNMA	AAA	6.00	10/01/34	228,986	240,125
FNMA	AAA	6.00	11/01/34	252,116	264,380
FNMA	AAA	6.00	12/01/36	451,030	471,913
FNMA	AAA	6.00	01/01/37	381,577	399,244
FNMA	AAA	6.00	04/01/37	334,736	348,299
FNMA	AAA	6.00	05/01/37	374,642	389,822
FNMA	AAA	6.00	06/01/37	462,546	481,288
FNMA	AAA	6.00	02/25/47	214,134	220,960
FNMA	AAA	6.50	09/01/16	26,086	27,393
FNMA	AAA	6.50	03/01/17	54,374	57,021
FNMA	AAA	6.50	05/01/17	25,972	27,236
FNMA	AAA	6.50	06/01/17	57,163	59,945
FNMA	AAA	6.50	04/01/32	90,309	95,854
FNMA	AAA	6.50	05/01/32	141,199	149,868
FNMA	AAA	6.50	05/01/32	109,952	116,702
FNMA	AAA	6.50	07/01/32	46,024	48,850
FNMA	AAA	6.50	07/01/34	186,101	196,945
FNMA	AAA	6.50	05/01/37	379,797	400,542
FNMA	AAA	6.50	09/01/37	564,220	595,038
FNMA	AAA	7.00	09/01/31	49,599	53,448
FNMA	AAA	7.00	11/01/31	24,708	26,625
FNMA	AAA	7.00	04/01/32	33,465	36,041
FNMA	AAA	7.50	06/01/31	24,343	26,358
FNMA	AAA	7.50	02/01/32	23,610	25,572
FNMA	AAA	7.50	04/01/32	25,477	27,464
FNMA	AAA	7.50	06/01/32	34,626	37,326
FNMA	AAA	8.00	03/01/31	22,082	24,004
FNMA	AAA	8.00	04/01/32	19,751	21,437
FNMA	AAA	8.00	04/01/32	5,985	6,497
GNMA(5)	AAA	6.50	04/15/31	12,832	13,663
GNMA(5)	AAA	6.50	10/15/31	18,674	19,883
GNMA(5)	AAA	6.50	12/15/31	16,381	17,442
GNMA(5)	AAA	6.50	05/15/32	24,474	26,029
GNMA(5)	AAA	7.00	05/15/31	12,515	13,462
GNMA(5)	AAA	7.00	09/15/31	16,181	17,405
GNMA(5)	AAA	7.00	09/15/31	2,555	2,749

GNMA(5)	AAA	7.00	05/15/32	7,938	8,483
					21,810,776
CORPORATE DEBT (23.0%)
CONSUMER DISCRETIONARY (3.6%)
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	690,827
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	500,000	462,445
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	453,134
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	449,451
Johnson Controls, Inc.	BBB	4.88	09/15/13	500,000	410,025
Kellwood Co.	NR	7.88	07/15/09	750,000	450,000
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	426,800
Newell Rubbermaid, Inc.	BBB-	4.63	12/15/09	500,000	498,963
RadioShack Corp.	BB	7.38	05/15/11	500,000	476,250
Scholastic Corp.	BB-	5.00	04/15/13	500,000	386,250
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	193,658
					4,897,817
CONSUMER STAPLES (1.4%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	417,299
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	251,683
Kroger Co.	BBB-	4.95	01/15/15	500,000	488,842
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	250,849
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	521,365
					1,930,038
ENERGY (4.4%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	500,000	482,027
Enbridge, Inc.	A-	5.80	06/15/14	100,000	95,720
Knight, Inc.	BB	5.15	03/01/15	500,000	420,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	218,240
Noble Corp.	A-	7.50	03/15/19	800,000	820,219
Premco Refining Group	BBB	7.50	06/15/15	500,000	485,567
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,600,989
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	441,894
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	423,118
					5,987,774
FINANCIALS (6.8%)
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	1,500,000	1,316,206
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	484,504
Capital One Bank	A-	5.75	09/15/10	250,000	249,512
Colonial Realty LP	BB+	4.80	04/01/11	250,000	217,543
Developers Diversified Realty	BBB-	5.00	05/03/10	250,000	190,757
Duke Realty LP	BBB	4.63	05/15/13	250,000	169,176
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	436,250
First Horizon Mtg.	AAA	5.00	06/25/33	383,068	381,729
First Horizon National Corp.	BBB-	4.50	05/15/13	1,500,000	1,088,850
First Industrial LP	BB	6.88	04/15/12	250,000	158,211
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	1,000,000	896,850
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,072
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	236,538
GMAC LLC	CCC	0.00	12/01/12	2,500,000	326,433
HCP, Inc.	BBB	4.88	09/15/10	250,000	224,449
HCP, Inc.	BBB	5.65	12/15/13	250,000	188,183
Health Care REIT, Inc.	BBB-	8.00	09/12/12	159,000	143,203
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	500,000	522,264
Lincoln National Corp.	A-	5.65	08/27/12	500,000	225,674

Markel Corp.	BBB	6.80	02/15/13	250,000	248,070
ProLogis	BBB-	5.50	04/01/12	250,000	156,098
Regency Centers LP	BBB+	4.95	04/15/14	250,000	182,400
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	246,229
Vornado Realty LP	BBB	5.60	02/15/11	250,000	234,169
Zions Bancorporation	BBB	5.65	05/15/14	397,000	292,885
					9,321,255
HEALTH CARE (1.3%)
Allergan, Inc.	A	5.75	04/01/16	250,000	244,366
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	442,575
WellPoint, Inc.	A-	4.25	12/15/09	500,000	502,444
Wyeth	A+	5.50	03/15/13	500,000	520,575
					1,709,960
INDUSTRIALS (1.2%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	150,000	144,009
CSX Corp.	BBB-	5.30	02/15/14	250,000	233,874
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	500,000	375,161
Masco Corp.	BBB	5.88	07/15/12	500,000	393,750
Steelcase, Inc.	BBB	6.50	08/15/11	500,000	495,249
					1,642,043
INFORMATION TECHNOLOGY (0.7%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	500,000	443,395
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	528,650
					972,045
MATERIALS (1.4%)
ARCO Chemical Co.	D	10.25	11/01/10	500,000	50,000
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	459,418
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	239,969
PolyOne Corp.	B-	7.50	12/15/15	1,000,000	207,500
Temple-Inland, Inc.	BBB-	7.88	05/01/12	228,000	201,695
Vulcan Materials Co.	BBB+	7.00	06/15/18	250,000	220,765
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	508,252
					1,887,599
TELECOMMUNICATION SERVICES (0.4%)
Nextel Communications, Inc.	BB	5.25	01/15/10	500,000	481,875

UTILITIES (1.8%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	249,472
Duke Energy Corp.	A	4.50	04/01/10	500,000	506,960
Metropolitan Edison	BBB	7.70	01/15/19	250,000	253,621
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	500,000	491,653
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	511,689
Virginia Electric & Power Co.	A-	4.50	12/15/10	500,000	507,680
					2,521,075
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $58,493,027) 38.9%					53,162,257

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.1%)
American Express Credit Corp.	A-1	0.14	04/07/09	2,000,000	1,999,953
American Express Credit Corp.	A-1	0.18	04/15/09	1,700,000	1,699,881
American Express Credit Corp.	A-1	0.33	04/01/09	600,000	600,000
					4,299,834
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $4,299,834) 3.1%					4,299,834

TEMPORARY CASH INVESTMENTS (3)
(Cost: $1,675,300) 1.2%					1,675,300

TOTAL INVESTMENTS
(Cost: $163,897,486) 99.4%					136,090,261

OTHER NET ASSETS 0.6%					846,891

NET ASSETS 100.0%					$136,937,152

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (RETIREMENT INCOME FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.7%)	1,139,527	1,375,449
Equity Index Fund (20.6%)	724,433	953,803
Mid-Cap Equity Index Fund (5.3%)	289,771	244,464
Mid-Term Bond Fund (37.5%)	1,812,883	1,739,420
Money Market Fund (6.9%)	263,206	318,082
TOTAL INVESTMENTS
(Cost: $4,930,468) 100.0%		4,631,218

OTHER NET ASSETS		—

NET ASSETS 100.0%		$4,631,218

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2010 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	1,739,535	2,099,679
Equity Index Fund (25.5%)	1,664,460	2,191,463
International Fund (4.1%)	760,064	353,828
Mid-Cap Equity Index Fund (14.7%)	1,495,937	1,262,039
Mid-Term Bond Fund (26.4%)	2,359,771	2,264,146
Money Market Fund (4.8%)	344,231	416,000
TOTAL INVESTMENTS
(Cost: $9,965,819) 100.0%		8,587,155

OTHER NET ASSETS		—

NET ASSETS 100.0%		$8,587,155

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2015 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.3%)	4,313,397	5,206,421
Equity Index Fund (30.5%)	4,947,576	6,514,083
International Fund (8.1%)	3,734,169	1,738,345
Mid-Cap Equity Index Fund (11.5%)	2,911,985	2,456,679
Mid-Term Bond Fund (17.5%)	3,901,572	3,743,469
Money Market Fund (3.9%)	683,069	825,483
Small Cap Growth Fund (2.1%)	722,008	449,482
Small Cap Value Fund (2.1%)	668,231	451,893
TOTAL INVESTMENTS
(Cost: $25,842,387) 100.0%		21,385,855

OTHER NET ASSETS		—

NET ASSETS 100.0%		$21,385,855

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2020 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.2%)	4,269,052	5,152,895
Equity Index Fund (35.4%)	5,956,841	7,842,903
International Fund (9.1%)	4,356,940	2,028,260
Mid-Cap Equity Index Fund (11.5%)	3,005,506	2,535,577
Mid-Term Bond Fund (12.6%)	2,904,134	2,786,450
Small Cap Growth Fund (4.1%)	1,468,474	914,191
Small Cap Value Fund (4.1%)	1,356,520	917,351
TOTAL INVESTMENTS
(Cost: $27,883,426) 100.0%		22,177,627

OTHER NET ASSETS		—

NET ASSETS 100.0%		$22,177,627

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2025 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	2,667,436	3,219,689
Equity Index Fund (40.2%)	5,110,132	6,728,108
International Fund (9.1%)	3,270,344	1,522,424
Mid-Cap Equity Index Fund (15.5%)	3,068,700	2,588,890
Mid-Term Bond Fund (5.8%)	1,005,004	964,278
Small Cap Growth Fund (5.1%)	1,378,291	858,048
Small Cap Value Fund (5.1%)	1,273,078	860,923
TOTAL INVESTMENTS
(Cost: $21,292,385) 100.0%		16,742,360

OTHER NET ASSETS		—

NET ASSETS 100.0%		$16,742,360

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2030 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	2,071,585	2,500,476
Equity Index Fund (40.1%)	3,969,504	5,226,333
International Fund (10.0%)	2,815,719	1,310,785
Mid-Cap Equity Index Fund (18.5%)	2,860,334	2,413,103
Small Cap Growth Fund (6.1%)	1,284,712	799,791
Small Cap Value Fund (6.1%)	1,186,818	802,589
TOTAL INVESTMENTS
(Cost: $16,806,692) 100.0%		13,053,077

OTHER NET ASSETS		—

NET ASSETS 100.0%		$13,053,077

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2035 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.4%)	1,056,890	1,275,703
Equity Index Fund (39.9%)	3,116,975	4,103,874
International Fund (12.0%)	2,657,509	1,237,134
Mid-Cap Equity Index Fund (21.5%)	2,620,595	2,210,850
Small Cap Growth Fund (7.1%)	1,177,009	732,741
Small Cap Value Fund (7.1%)	1,087,290	735,283
TOTAL INVESTMENTS
(Cost: $13,518,235) 100.0%		10,295,585

OTHER NET ASSETS		—

NET ASSETS 100.0%		$10,295,585

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2040 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.5%)	683,174	824,615
Equity Index Fund (34.8%)	2,080,593	2,739,351
International Fund (14.0%)	2,361,083	1,099,141
Mid-Cap Equity Index Fund (24.5%)	2,283,314	1,926,304
Small Cap Growth Fund (8.1%)	1,025,651	638,514
Small Cap Value Fund (8.1%)	947,598	640,816
TOTAL INVESTMENTS
(Cost: $10,126,196) 100.0%		7,868,741

OTHER NET ASSETS		—

NET ASSETS 100.0%		$7,868,741

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (2045 RETIREMENT FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.5%)	696,223	840,366
Equity Index Fund (34.8%)	2,331,504	3,069,706
International Fund (14.9%)	2,834,169	1,319,373
Mid-Cap Equity Index Fund (20.4%)	2,132,288	1,798,892
Small Cap Growth Fund (10.2%)	1,436,681	894,398
Small Cap Value Fund (10.2%)	1,327,180	897,510
TOTAL INVESTMENTS
(Cost: $11,241,158) 100.0%		8,820,245

OTHER NET ASSETS		—

NET ASSETS 100.0%		$8,820,245

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	6,140,365	7,411,636
Equity Index Fund (24.1%)	4,461,945	5,874,690
Mid-Term Bond Fund (45.5%)	11,565,977	11,097,289
TOTAL INVESTMENTS
(Cost: $27,693,111) 100.0%		24,383,615

OTHER NET ASSETS		—

NET ASSETS 100.0%		$24,383,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	22,304,583	26,922,412
Equity Index Fund (34.0%)	22,631,875	29,797,601
Mid-Cap Equity Index Fund (14.8%)	15,360,091	12,958,449
Mid-Term Bond Fund (20.5%)	18,673,089	17,916,400
TOTAL INVESTMENTS
(Cost: $113,054,319) 100.0%		87,594,862

OTHER NET ASSETS		—

NET ASSETS 100.0%		$87,594,862

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.9%)	16,523,811	19,944,818
Equity Index Fund (44.2%)	25,875,134	34,067,744
Mid-Cap Equity Index Fund (20.0%)	18,212,417	15,364,796
Small Cap Growth Fund (4.9%)	6,105,548	3,800,979
Small Cap Value Fund (5.0%)	5,701,943	3,855,956
TOTAL INVESTMENTS
(Cost: $114,081,590) 100.0%		77,034,293

OTHER NET ASSETS		—

NET ASSETS 100.0%		$77,034,293

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (40.9%)
FHLB	AAA	0.25	05/13/09	3,462,000	3,461,995
FHLB	AAA	0.26	04/17/09	5,813,000	5,812,460
FHLB	AAA	0.30	05/04/09	625,000	624,985
FHLB	AAA	0.30	05/13/09	6,000,000	6,000,572
FHLB	AAA	0.31	04/02/09	1,600,000	1,599,986
FHLB	AAA	0.31	04/03/09	3,695,000	3,694,936
FHLB	AAA	0.33	04/06/09	4,200,000	4,199,807
FHLB	AAA	0.33	04/21/09	600,000	599,890
FHLB	AAA	0.34	04/03/09	500,000	499,991
FHLB	AAA	0.34	04/08/09	2,039,000	2,038,865
FHLB	AAA	0.35	04/03/09	518,000	517,990
FHLB	AAA	0.35	04/06/09	510,000	509,975
FHLB	AAA	0.35	04/21/09	1,000,000	999,805
FHLMC	AAA	0.25	06/23/09	8,789,000	8,784,323
FHLMC	AAA	0.25	06/30/09	6,749,000	6,745,537
FHLMC	AAA	0.26	05/06/09	7,576,000	7,575,163
FHLMC	AAA	0.27	05/05/09	2,700,000	2,699,884
FHLMC	AAA	0.27	05/06/09	2,500,000	2,499,754
FHLMC	AAA	0.32	04/02/09	1,000,000	999,991
FHLMC	AAA	0.35	04/01/09	214,000	214,000
FHLMC	AAA	0.35	04/17/09	1,000,000	999,844
FNMA	AAA	0.35	04/01/09	325,000	325,000
FNMA	AAA	0.35	04/06/09	5,000,000	4,999,757
FNMA	AAA	0.35	04/15/09	450,000	449,939
					66,854,449
COMMERCIAL PAPER (59.1%)
Abbott Laboratories†	A-1+	0.26	05/12/09	2,287,000	2,286,323
American Express Credit Corp.	A-1	0.50	04/03/09	2,400,000	2,399,933
American Express Credit Corp.	A-1	0.55	05/08/09	2,100,000	2,098,813
Coca-Cola Co.†	A-1	0.35	04/24/09	4,834,000	4,832,919
ConocoPhillips†	A-1	0.33	06/01/09	4,200,000	4,197,612
Deere & Co.†	A-1	0.37	06/17/09	4,000,000	3,996,793
Ecolab, Inc.†	A-1	0.20	04/01/09	4,478,000	4,478,000
Emerson Electric†	A-1	0.22	04/07/09	1,503,000	1,502,967
Emerson Electric†	A-1	0.32	05/11/09	500,000	499,822
Emerson Electric†	A-1	0.33	05/11/09	2,696,000	2,695,011
Estee Lauder Cos.†	A-1	0.25	04/28/09	2,679,000	2,678,498
GE Capital TLGP	A-1+	0.32	04/03/09	5,100,000	5,099,909
General Dynamics Corp.†	A-1	0.30	04/06/09	1,088,000	1,087,955
General Dynamics Corp.†	A-1	0.32	04/17/09	3,413,000	3,412,515
Illinois Tool Works, Inc.†	A-1+	0.35	05/07/09	5,010,000	5,009,845
Lowe’s Cos., Inc.	A-1	0.20	04/03/09	4,200,000	4,199,953
Merck & Co., Inc.	A-1+	0.20	05/18/09	4,000,000	3,998,956
Microsoft Corp.†	A-1+	0.20	04/02/09	5,200,000	5,199,971
National Rural Utilities	A-1	0.43	04/24/09	4,842,000	4,840,669
Nestle Capital Corp.†	A-1+	0.27	06/05/09	4,100,000	4,097,970

NetJets, Inc.†	A-1+	0.30	05/26/09	3,600,000	3,598,625
NetJets, Inc.†	A-1+	0.32	05/08/09	897,000	896,705
Procter & Gamble Co.†	A-1+	0.25	04/08/09	5,200,000	5,199,837
Rockwell Collins, Inc.†	A-1	0.20	04/01/09	1,300,000	1,300,000
Rockwell Collins, Inc.†	A-1	0.25	04/16/09	2,868,000	2,867,701
San Diego Gas & Electric Co.†	A-1	0.17	04/06/09	1,032,000	1,031,976
Toyota Motor Credit Corp.	A-1+	0.50	05/08/09	2,800,000	2,798,561
Toyota Motor Credit Corp.	A-1+	0.70	04/06/09	1,700,000	1,699,841
Unilever Capital Corp.†	A-1	0.30	05/05/09	500,000	499,988
Unilever Capital Corp.†	A-1	0.75	04/21/09	4,619,000	4,618,612
United Parcel Services, Inc.†	A-1+	0.25	05/04/09	3,500,000	3,499,879
					96,626,159
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $163,469,199) 100.0%					163,480,608

TOTAL INVESTMENTS (Cost: $163,469,199) 100.0%					163,480,608

OTHER NET ASSETS 0.0% (4)					3,751

NET ASSETS 100.0%					$163,484,359

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (14.4%)
U.S. Treasury Note	AAA	3.13	04/30/13	1,750,000	1,872,637
U.S. Treasury Strip	AAA	0.00	08/15/18	35,000,000	25,975,805
					27,848,442
U.S. GOVERNMENT AGENCIES (23.7%)
MORTGAGE-BACKED OBLIGATIONS (1.8%)
FHLMC	AAA	4.00	11/15/26	73,877	73,899
FHLMC	AAA	5.00	06/15/17	3,000,000	3,130,806
FHLMC	AAA	5.50	04/01/09	150	151
FHLMC	AAA	5.50	06/01/09	794	798
FHLMC	AAA	6.00	11/01/10	6,376	6,407
FHLMC	AAA	6.00	02/01/19	17,581	18,572
FHLMC	AAA	6.50	11/01/09	117	118
FHLMC	AAA	6.50	04/01/14	82,804	88,492
FHLMC	AAA	7.00	02/01/14	37,327	40,261
FHLMC	AAA	7.50	03/15/21	17,819	19,381
FHLMC	AAA	8.00	09/01/18	4,049	4,296
FHLMC	AAA	8.50	09/01/17	4,374	4,707
FNMA	AAA	6.00	01/01/11	311	312
FNMA	AAA	6.00	09/01/12	18,335	19,214
FNMA	AAA	6.50	08/01/13	16,138	16,775
FNMA	AAA	6.50	12/25/23	55,070	56,028
FNMA	AAA	8.00	06/01/17	855	907
FNMA	AAA	8.50	12/01/09	1,782	1,815
GNMA(5)	AAA	6.00	06/15/09	15	16
					3,482,955
NON-MORTGAGE-BACKED OBLIGATIONS (21.9%)
FFCB	AAA	4.95	10/10/14	12,500,000	13,767,370
FFCB	AAA	5.10	08/05/13	5,000,000	5,505,040
FHLB	AAA	3.00	04/15/09	3,500,000	3,503,392
FHLB	AAA	5.75	05/15/12	3,200,000	3,578,683
FHLMC	AAA	5.00	07/15/14	5,500,000	6,168,108
FHLMC	AAA	5.63	03/15/11	750,000	809,435
FHLMC	AAA	6.63	09/15/09	5,000,000	5,134,175
FNMA	AAA	4.25	05/15/09	2,000,000	2,008,792
FNMA	AAA	4.38	09/15/12	1,750,000	1,889,192
					42,364,187
CORPORATE DEBT (55.9%)
CONSUMER DISCRETIONARY (7.7%)
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	992,602
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	951,439
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	460,551
Black & Decker Corp.	BBB	5.75	11/15/16	500,000	449,814
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	757,714
DaimlerChrysler N.A. LLC	A-	5.75	09/08/11	1,000,000	945,055
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	500,000	462,445
Fortune Brands, Inc.	BBB-	4.88	12/01/13	1,000,000	906,267
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	224,725
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	205,013
Johnson Controls, Inc.	BBB	5.25	01/15/11	750,000	726,622
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	518,822

Leggett & Platt, Inc.	A-	4.70	04/01/13	750,000	674,586
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	640,199
Mattel, Inc.	BBB-	6.13	06/15/11	1,000,000	992,802
Newell Rubbermaid, Inc.	BBB-	4.63	12/15/09	500,000	498,963
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	424,563
RadioShack Corp.	BB	7.38	05/15/11	400,000	381,000
Scholastic Corp.	BB-	5.00	04/15/13	250,000	193,125
Stanley Works	A	4.90	11/01/12	525,000	527,145
Starwood Hotels & Resorts	BB+	6.25	02/15/13	1,000,000	770,000
Target Corp.	A+	5.38	06/15/09	1,000,000	1,005,958
Wendy’s International, Inc.	B	6.25	11/15/11	300,000	273,000
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	411,604
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	387,316
					14,781,330
CONSUMER STAPLES (5.6%)
Anheuser-Busch Cos., Inc.	BBB+	4.38	01/15/13	1,000,000	963,235
Anheuser-Busch Cos., Inc.	BBB+	4.70	04/15/12	100,000	98,186
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,038,088
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	798,797
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	978,454
Clorox Co.	BBB+	4.20	01/15/10	250,000	251,733
Clorox Co.	BBB+	5.00	03/01/13	500,000	506,838
Clorox Co.	BBB+	5.00	01/15/15	300,000	298,153
Coca-Cola Bottling Co.	BBB	6.38	05/01/09	200,000	200,326
ConAgra Foods, Inc.	BBB+	6.75	09/15/11	1,000,000	1,057,498
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	503,367
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	150,201
Hershey Co.	A	4.85	08/15/15	500,000	507,819
Hershey Co.	A	5.00	04/01/13	500,000	514,939
Kraft Foods, Inc.	BBB+	5.25	10/01/13	500,000	519,639
Kroger Co.	BBB-	4.95	01/15/15	500,000	488,842
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	150,509
Safeway, Inc.	BBB	6.50	03/01/11	500,000	524,356
Sara Lee Corp.	BBB+	3.88	06/15/13	750,000	720,475
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	260,683
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	254,669
					10,786,807
ENERGY (4.8%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	767,873
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	500,000	482,027
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,019,415
Halliburton Co.	A	5.50	10/15/10	500,000	519,622
Knight, Inc.	BB	5.15	03/01/15	250,000	210,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	750,000	692,697
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	872,960
Noble Corp.	A-	5.88	06/01/13	1,000,000	947,887
Premco Refining Group	BBB	7.50	06/15/15	500,000	485,567
Smith International, Inc.	BBB+	6.75	02/15/11	1,000,000	1,005,682
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	441,894
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	911,033
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	465,211
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	500,000	423,118
					9,244,986

FINANCIALS (12.5%)
American Express Credit Corp.	A+	5.88	05/02/13	1,000,000	877,978
Bank of America Corp.	A	5.38	08/15/11	250,000	232,973
Bank of America Corp.	A-	5.75	08/15/16	500,000	328,027
Berkshire Hathaway Finance	AAA	4.20	12/15/10	500,000	507,160
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	242,252
Capital One Bank	A-	5.75	09/15/10	250,000	249,512
CIT Group, Inc.	BBB	5.80	07/28/11	250,000	180,286
Colonial Realty LP	BB+	4.80	04/01/11	300,000	261,052
Developers Diversified Realty	BBB-	5.00	05/03/10	250,000	190,757
Duke Realty LP	BBB	4.63	05/15/13	500,000	338,353
ERP Operating LP	BBB+	5.38	08/01/16	500,000	394,045
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	647,395
First Horizon National Corp.	BBB-	4.50	05/15/13	125,000	90,738
First Industrial LP	BB	6.88	04/15/12	750,000	474,633
First Tennessee Bank	BBB+	2.77	05/18/09	925,000	915,950
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	750,000	672,638
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	446,529
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,072
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	236,538
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	433,838
Harley-Davidson Funding†	BBB+	5.25	12/15/12	1,000,000	716,695
HCP, Inc.	BBB	4.88	09/15/10	500,000	448,899
HCP, Inc.	BBB	5.65	12/15/13	500,000	376,365
Health Care REIT, Inc.	BBB-	8.00	09/12/12	500,000	450,323
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	1,000,000	1,044,528
HSBC Finance Corp.	A	1.25	01/10/10	100,000	93,643
HSBC Finance Corp.	A	1.41	04/10/11	20,000	15,366
HSBC Finance Corp.	A	1.44	01/10/10	50,000	45,280
HSBC Finance Corp.	A	1.67	07/10/09	15,000	14,782
HSBC Finance Corp.	A	2.22	06/10/11	10,000	7,824
HSBC Finance Corp.	A	2.41	11/10/13	40,000	22,400
HSBC Finance Corp.	A	2.41	11/10/13	70,000	39,200
HSBC Finance Corp.	A	2.44	11/10/13	43,000	24,080
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	215,492
JPMorgan Chase & Co.	A+	0.24	06/28/09	50,000	47,625
JPMorgan Chase & Co.	A+	5.60	06/01/11	250,000	252,423
KeyCorp	A-	6.50	05/14/13	1,050,000	1,024,627
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	761,854
Lehman Brothers Hldgs. (2)	NR	5.75	07/18/11	250,000	31,875
Lincoln National Corp.	A-	5.65	08/27/12	400,000	180,539
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	670,107
MetLife, Inc.	A-	5.00	11/24/13	250,000	236,274
Morgan Stanley	A	1.99	02/01/11	500,000	459,305
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	1,000,000	1,038,852
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	500,000	456,321
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	500,000	453,903
ProLogis	BBB-	5.50	04/01/12	500,000	312,196
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	831,450
Protective Life Secured Trust	AA-	1.74	05/10/10	650,000	603,714
Regency Centers LP	BBB+	4.95	04/15/14	500,000	364,800
Simon Property Group LP	A-	4.88	08/15/10	500,000	470,305
SLM Corp.	BBB-	1.74	06/15/12	60,000	31,554
SLM Corp.	BBB-	2.43	12/15/09	200,000	188,638
Southtrust Bank, N.A.	AA	4.75	03/01/13	250,000	225,785
Textron Financial Corp.	BB+	5.13	02/03/11	250,000	180,153

Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	610,912
Travelers Cos., Inc.	A-	5.38	06/15/12	1,000,000	1,002,161
Union Planters Corp.	A	4.38	12/01/10	250,000	238,951
Vornado Realty LP	BBB	5.60	02/15/11	500,000	468,338
Wachovia Bank, N.A.	AA	5.60	03/15/16	500,000	422,509
Zions Bancorporation	BBB	5.65	05/15/14	1,000,000	737,745
					24,043,519
HEALTH CARE (5.4%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	536,120
Allergan, Inc.	A	5.75	04/01/16	500,000	488,731
Baxter International, Inc.	A+	4.63	03/15/15	250,000	254,196
Beckman Coulter, Inc.	BBB	6.88	11/15/11	925,000	939,166
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,068,892
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	472,500
Cardinal Health, Inc.	BBB+	5.50	06/15/13	1,000,000	964,359
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	500,000	496,598
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,188,800
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	274,055
Laboratory Corp. of America	BBB	5.63	12/15/15	500,000	442,575
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	515,980
McKesson Corp.	BBB+	7.75	02/01/12	1,000,000	1,068,076
UnitedHealth Group, Inc.	A-	5.25	03/15/11	250,000	252,139
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	748,865
WellPoint, Inc.	A-	4.25	12/15/09	200,000	200,978
WellPoint, Inc.	A-	5.00	01/15/11	500,000	501,437
					10,413,467
INDUSTRIALS (8.4%)
Acuity Brands, Inc.	BBB-	8.38	08/01/10	1,000,000	1,003,854
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	471,302
Burlington Northern Santa Fe	BBB	4.30	07/01/13	500,000	484,131
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	1,000,000	960,061
CSX Corp.	BBB-	5.30	02/15/14	500,000	467,748
CSX Corp.	BBB-	6.25	04/01/15	500,000	454,529
Dun & Bradstreet Corp.	A-	5.50	03/15/11	500,000	504,172
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,020,219
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,092,072
FedEx Corp.	BBB	3.50	04/01/09	200,000	200,000
General Dynamics Corp.	A	4.50	08/15/10	500,000	513,977
Goodrich Corp.	BBB+	7.63	12/15/12	1,000,000	1,091,369
Masco Corp.	BBB	4.80	06/15/15	500,000	322,212
Masco Corp.	BBB	5.88	07/15/12	300,000	236,250
Pall Corp.†	NR	6.00	08/01/12	1,000,000	873,562
Precision Castparts Corp.	BBB+	5.60	12/15/13	750,000	675,633
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,012,900
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	448,232
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	900,707
Southwest Airlines Co.	BBB+	5.25	10/01/14	500,000	454,154
Steelcase, Inc.	BBB	6.50	08/15/11	1,000,000	990,497
Tyco Int’l. Finance	BBB+	6.00	11/15/13	675,000	635,080
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	477,114
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	518,954
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	477,402
					16,286,131

INFORMATION TECHNOLOGY (2.6%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	728,358
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	806,394
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	264,325
Computer Sciences Corp.	A-	7.38	06/15/11	950,000	978,452
Intuit, Inc.	BBB	5.40	03/15/12	725,000	683,164
Western Union Co.	A-	5.40	11/17/11	500,000	509,835
Xerox Corp.	BBB	6.88	08/15/11	1,000,000	954,268
					4,924,796
MATERIALS (2.6%)
Bemis Co., Inc.	A	4.88	04/01/12	500,000	458,103
Lubrizol Corp.	BBB	5.50	10/01/14	500,000	459,418
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	1,000,000	959,876
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	702,161
Sealed Air Corp.†	BB+	5.63	07/15/13	1,000,000	860,358
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	234,788
Temple-Inland, Inc.	BBB-	7.88	05/01/12	143,000	126,502
Vulcan Materials Co.	BBB+	6.30	06/15/13	1,000,000	977,029
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	254,126
					5,032,361
TELECOMMUNICATION SERVICES (0.7%)
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	240,938
Verizon New England, Inc.	A	6.50	09/15/11	1,000,000	1,036,297
					1,277,235
UTILITIES (5.6%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	462,037
AGL Capital Corp.	BBB+	7.13	01/14/11	1,000,000	1,014,464
Arizona Public Svc. Co.	BBB-	6.38	10/15/11	500,000	493,318
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	500,000	498,944
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	889,193
Duke Energy Corp.	A	4.50	04/01/10	500,000	506,960
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	894,652
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	936,560
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	250,000	245,826
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	543,956
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,102,301
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	933,878
Southwest Gas Corp.	BBB-	8.38	02/15/11	1,000,000	1,022,902
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	924,989
Virginia Electric & Power Co.	A-	4.50	12/15/10	400,000	406,144
					10,876,124
TOTAL LONG-TERM DEBT SECURITIES (Cost:$185,926,404) 94.0%					181,362,340

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.6%)
American Express Credit Corp.	A-1	0.28	04/22/09	1,000,000	999,837
ConocoPhillips†	A-1	0.25	04/01/09	2,300,000	2,300,000
Ecolab, Inc.†	A-1	0.20	04/01/09	2,660,000	2,660,000
San Diego Gas & Electric Co.†	A-1	0.17	04/06/09	3,000,000	2,999,929
					8,959,766
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,959,766) 4.6%					8,959,766

TEMPORARY CASH INVESTMENTS (3) (Cost: $750,000) 0.4%					750,000

TOTAL INVESTMENTS (Cost: $195,636,170) 99.0%					191,072,106

OTHER NET ASSETS 1.0%					1,831,036

NET ASSETS 100.0%					$192,903,142

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Strip	AAA	0.00	02/15/18	10,000,000	7,612,130
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,855,415
U.S. Treasury Strip	AAA	0.00	02/15/29	3,000,000	1,394,337
					10,861,882
U.S. GOVERNMENT AGENCIES (42.2%)
MORTGAGE-BACKED OBLIGATIONS (39.3%)
FHARM	AAA	5.23	04/01/37	2,919,792	3,008,489
FHARM	AAA	5.28	02/01/36	1,750,675	1,810,814
FHARM	AAA	5.44	05/01/37	2,171,493	2,251,586
FHLMC	AAA	4.00	10/15/26	264,083	265,947
FHLMC	AAA	5.00	02/01/26	1,062,121	1,099,597
FHLMC	AAA	5.40	04/01/37	2,261,921	2,334,951
FHLMC	AAA	5.50	10/01/18	984,267	1,030,938
FHLMC	AAA	5.50	12/15/20	3,500,000	3,634,659
FHLMC	AAA	5.50	03/01/21	1,044,215	1,091,771
FHLMC	AAA	5.50	01/15/33	2,033,176	2,130,097
FHLMC	AAA	5.50	01/15/35	500,000	523,792
FHLMC	AAA	5.78	03/01/37	1,513,180	1,571,905
FHLMC	AAA	6.00	07/15/29	1,613,561	1,707,546
FHLMC	AAA	6.00	03/15/32	2,077,445	2,195,348
FNMA	AAA	4.00	05/01/19	2,058,643	2,104,834
FNMA	AAA	4.50	05/01/18	1,877,952	1,947,357
FNMA	AAA	4.50	12/01/18	995,464	1,032,255
FNMA	AAA	4.50	02/01/19	741,835	768,325
FNMA	AAA	4.50	05/01/19	476,549	493,565
FNMA	AAA	4.50	06/01/19	1,253,597	1,298,360
FNMA	AAA	4.50	06/01/19	677,958	702,166
FNMA	AAA	4.50	05/01/34	1,044,029	1,069,202
FNMA	AAA	4.50	06/01/34	2,052,728	2,102,222
FNMA	AAA	5.00	04/01/18	405,742	424,034
FNMA	AAA	5.00	09/01/18	1,430,426	1,494,914
FNMA	AAA	5.00	09/01/20	1,409,944	1,467,340
FNMA	AAA	5.00	10/01/20	2,148,474	2,235,934
FNMA	AAA	5.00	10/01/25	1,585,366	1,643,665
FNMA	AAA	5.00	06/01/33	1,952,011	2,020,788
FNMA	AAA	5.00	09/01/33	1,695,513	1,755,252
FNMA	AAA	5.00	11/01/33	3,190,781	3,303,205
FNMA	AAA	5.00	01/01/34	2,335,016	2,417,288
FNMA	AAA	5.00	03/01/34	1,089,586	1,127,977
FNMA	AAA	5.00	04/01/34	1,436,786	1,486,063
FNMA	AAA	5.00	04/01/34	562,010	581,285
FNMA	AAA	5.00	04/01/35	1,830,602	1,893,100
FNMA	AAA	5.00	06/01/35	1,398,299	1,446,039
FNMA	AAA	5.00	09/01/35	4,500,071	4,653,708
FNMA	AAA	5.50	04/01/17	230,639	242,152
FNMA	AAA	5.50	05/01/17	435,451	457,188
FNMA	AAA	5.50	01/01/24	1,204,087	1,257,781
FNMA	AAA	5.50	03/01/24	2,749,541	2,870,168
FNMA	AAA	5.50	09/01/25	1,277,110	1,329,713
FNMA	AAA	5.50	11/01/26	1,546,691	1,612,325
FNMA	AAA	5.50	01/01/27	958,794	999,480

FNMA	AAA	5.50	07/01/33	3,441,446	3,586,902
FNMA	AAA	5.50	09/01/33	1,712,283	1,784,655
FNMA	AAA	5.50	10/01/33	2,296,064	2,393,110
FNMA	AAA	5.50	03/01/34	1,563,002	1,629,063
FNMA	AAA	5.50	03/01/34	831,426	866,567
FNMA	AAA	5.50	07/01/34	1,900,132	1,978,068
FNMA	AAA	5.50	09/01/34	1,477,480	1,538,080
FNMA	AAA	5.50	09/01/34	601,587	626,262
FNMA	AAA	5.50	10/01/34	3,421,730	3,562,075
FNMA	AAA	5.50	02/01/35	1,212,467	1,262,198
FNMA	AAA	5.50	02/01/35	1,019,880	1,060,755
FNMA	AAA	5.50	04/01/35	1,459,718	1,518,220
FNMA	AAA	5.50	08/01/35	2,838,583	2,952,348
FNMA	AAA	5.50	11/01/38	1,749,616	1,807,228
FNMA	AAA	5.50	06/01/48	1,650,607	1,698,191
FNMA	AAA	6.00	03/01/17	285,120	300,201
FNMA	AAA	6.00	05/01/23	1,465,610	1,544,691
FNMA	AAA	6.00	01/01/25	816,438	859,583
FNMA	AAA	6.00	03/01/28	1,701,856	1,783,527
FNMA	AAA	6.00	04/01/32	457,444	480,553
FNMA	AAA	6.00	04/01/32	251,637	264,349
FNMA	AAA	6.00	05/01/32	1,569,640	1,648,935
FNMA	AAA	6.00	04/01/33	1,887,169	1,982,505
FNMA	AAA	6.00	11/01/34	1,246,101	1,306,715
FNMA	AAA	6.00	12/01/36	1,743,479	1,824,200
FNMA	AAA	6.00	01/01/37	1,852,812	1,938,596
FNMA	AAA	6.00	04/01/37	1,673,681	1,741,495
FNMA	AAA	6.00	05/01/37	1,683,784	1,752,007
FNMA	AAA	6.00	06/01/37	1,942,695	2,021,409
FNMA	AAA	6.00	07/01/37	1,781,808	1,863,091
FNMA	AAA	6.00	08/01/37	2,676,090	2,798,168
FNMA	AAA	6.00	12/01/37	1,406,011	1,470,151
FNMA	AAA	6.00	02/25/47	1,564,035	1,613,889
FNMA	AAA	6.50	09/01/16	92,488	97,120
FNMA	AAA	6.50	03/01/17	724,993	760,284
FNMA	AAA	6.50	05/01/17	107,599	112,837
FNMA	AAA	6.50	04/01/32	328,396	348,558
FNMA	AAA	6.50	05/01/32	1,920,305	2,038,204
FNMA	AAA	6.50	05/01/32	431,127	457,596
FNMA	AAA	6.50	09/01/36	1,432,193	1,504,978
FNMA	AAA	6.50	05/01/37	1,709,086	1,802,438
FNMA	AAA	6.50	07/01/37	1,194,521	1,259,767
FNMA	AAA	6.50	09/01/37	2,152,395	2,269,961
FNMA	AAA	6.50	05/01/38	1,953,804	2,060,522
FNMA	AAA	7.00	09/01/31	178,912	192,795
FNMA	AAA	7.00	11/01/31	98,830	106,499
FNMA	AAA	7.50	04/01/32	101,917	109,866
FNMA	AAA	7.50	06/01/32	491,688	530,033
FNMA	AAA	8.00	03/01/31	83,911	91,217
FNMA	AAA	8.00	04/01/32	77,806	84,462
FNMA	AAA	8.00	04/01/32	46,069	50,003
GNMA (5)	AAA	6.50	04/15/31	47,908	51,010
GNMA (5)	AAA	6.50	12/15/31	233,434	248,552
GNMA (5)	AAA	6.50	05/15/32	93,447	99,382
GNMA (5)	AAA	7.00	09/15/31	58,500	62,925
GNMA (5)	AAA	7.00	09/15/31	35,045	37,696
GNMA (5)	AAA	7.00	05/15/32	30,870	32,988
					142,762,605

NON-MORTGAGE-BACKED OBLIGATIONS (2.9%)
FNMA	AAA	0.00	10/09/19	20,000,000	10,428,795

CORPORATE DEBT (51.9%)
CONSUMER DISCRETIONARY (8.7%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	475,720
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,842,204
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	1,515,428
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	2,000,000	1,849,780
Fortune Brands, Inc.	BBB-	4.88	12/01/13	500,000	453,134
Fortune Brands, Inc.	BBB-	5.38	01/15/16	1,900,000	1,639,373
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,797,802
Johnson Controls, Inc.	BBB	4.88	09/15/13	2,500,000	2,050,125
Kellwood Co.	NR	7.88	07/15/09	4,000,000	2,400,000
Kohl’s Corp.	BBB+	6.30	03/01/11	1,500,000	1,513,827
Leggett & Platt, Inc.	A-	4.70	04/01/13	2,000,000	1,798,896
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	1,707,198
Newell Rubbermaid, Inc.	BBB-	4.63	12/15/09	2,500,000	2,494,815
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	1,905,000
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	1,545,000
Starwood Hotels & Resorts	BB+	6.25	02/15/13	500,000	385,000
Target Corp.	A+	5.38	06/15/09	3,250,000	3,269,364
Wendy’s International, Inc.	B	6.25	11/15/11	1,500,000	1,365,000
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	1,549,262
					31,556,963
CONSUMER STAPLES (3.4%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	1,669,194
Cargill, Inc.†	A	5.00	11/15/13	500,000	480,452
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,027,352
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,013,466
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,955,368
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,006,792
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,085,460
					12,238,084
ENERGY (6.0%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	2,000,000	1,928,106
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	957,197
Knight, Inc.	BB	5.15	03/01/15	2,000,000	1,680,000
Nabors Industries Ltd.	BBB+	5.38	08/15/12	1,000,000	923,596
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	1,745,920
Noble Corp.	A-	7.50	03/15/19	2,000,000	2,050,548
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	1,942,266
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	8,669,978
Weatherford Int’l. Ltd.	BBB+	5.15	03/15/13	500,000	465,211
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	1,500,000	1,269,353
					21,632,175
FINANCIALS (15.3%)
American Express Credit Corp.	A+	5.88	05/02/13	500,000	438,989
Berkley (W.R.) Corp.	BBB+	8.70	01/01/22	5,000,000	4,387,370
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,938,014
Capital One Bank	A-	5.75	09/15/10	2,000,000	1,996,092
Colonial Realty LP	BB+	4.80	04/01/11	1,500,000	1,305,258
Corporate Pptys. Investors	A-	7.88	03/15/16	5,000,000	4,327,440
Developers Diversified Realty	BBB-	5.00	05/03/10	2,000,000	1,526,056

Duke Realty LP	BBB	4.63	05/15/13	2,000,000	1,353,410
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,181,250
First Horizon Mtg.	AAA	5.00	06/25/33	1,093,020	1,089,199
First Horizon National Corp.	BBB-	4.50	05/15/13	5,000,000	3,629,500
First Industrial LP	BB	6.88	04/15/12	2,000,000	1,265,688
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	3,000,000	2,690,550
Fosters Finance Corp.†	BBB	6.88	06/15/11	2,000,000	2,020,286
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	946,152
GMAC LLC	CCC	0.00	12/01/12	10,000,000	1,305,730
Harley-Davidson Funding†	BBB+	5.25	12/15/12	500,000	358,348
HCP, Inc.	BBB	4.88	09/15/10	2,000,000	1,795,594
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	1,505,460
Health Care REIT, Inc.	BBB-	8.00	09/12/12	2,000,000	1,801,290
Heinz (H.J.) Finance Co.	BBB	6.00	03/15/12	2,000,000	2,089,056
HSBC Finance Corp.	A	2.41	11/10/13	100,000	56,000
HSBC Finance Corp.	A	2.58	10/10/13	70,000	39,200
KeyCorp	A-	6.50	05/14/13	2,000,000	1,951,670
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	761,854
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	902,696
Markel Corp.	BBB	6.80	02/15/13	1,000,000	992,281
Nationwide Health Pptys., Inc.	BBB-	6.50	07/15/11	2,000,000	1,825,284
ProLogis	BBB-	5.50	04/01/12	2,000,000	1,248,782
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	831,450
Protective Life Secured Trust	AA-	1.94	12/10/14	124,000	55,638
Protective Life Secured Trust	AA-	2.09	10/10/14	53,000	23,360
Protective Life Secured Trust	AA-	2.19	08/10/14	21,000	14,070
Regency Centers LP	BBB+	4.95	04/15/14	2,000,000	1,459,198
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	738,686
Southtrust Bank, N.A.	AA	4.75	03/01/13	1,250,000	1,128,926
Travelers Cos., Inc.	A-	5.38	06/15/12	500,000	501,081
Vornado Realty LP	BBB	5.60	02/15/11	2,000,000	1,873,352
Zions Bancorporation	BBB	5.65	05/15/14	2,000,000	1,475,490
					55,829,750
HEALTH CARE (5.2%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,954,924
Cardinal Health, Inc.	BBB+	6.75	02/15/11	2,000,000	2,035,938
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	1,695,610
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	2,000,000	1,986,392
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	1,690,088
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	961,598
Laboratory Corp. of America	BBB	5.63	12/15/15	1,000,000	885,150
McKesson Corp.	BBB+	7.75	02/01/12	1,750,000	1,869,133
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	1,996,974
WellPoint, Inc.	A-	4.25	12/15/09	2,000,000	2,009,776
Wyeth	A+	5.50	03/15/13	1,750,000	1,822,011
					18,907,594
INDUSTRIALS (3.6%)
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	500,000	480,031
CSX Corp.	BBB-	5.30	02/15/14	2,000,000	1,870,992
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	2,000,000	1,500,642
Goodrich Corp.	BBB+	7.63	12/15/12	2,000,000	2,182,738
Masco Corp.	BBB	5.88	07/15/12	2,000,000	1,575,000
Precision Castparts Corp.	BBB+	5.60	12/15/13	2,000,000	1,801,688
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	1,792,926
Steelcase, Inc.	BBB	6.50	08/15/11	2,000,000	1,980,994
					13,185,011

INFORMATION TECHNOLOGY (1.7%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,000,000	1,773,580
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	1,645,702
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,114,598
Xerox Corp.	BBB	6.88	08/15/11	500,000	477,134
					6,011,014
MATERIALS (2.4%)
ARCO Chemical Co.	D	10.25	11/01/10	5,000,000	500,000
Lubrizol Corp.	BBB	5.50	10/01/14	2,000,000	1,837,672
Martin Marietta Materials, Inc	BBB+	6.88	04/01/11	1,500,000	1,439,814
PolyOne Corp.	B-	7.50	12/15/15	3,750,000	778,125
Sonoco Products Co.	BBB+	6.50	11/15/13	500,000	469,577
Vulcan Materials Co.	BBB+	7.00	06/15/18	2,000,000	1,766,118
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,033,008
					8,824,314
TELECOMMUNICATION SERVICES (1.6%)
Alltel Corp.	A	7.00	03/15/16	2,000,000	2,012,322
Nextel Communications, Inc.	BB	5.25	01/15/10	2,000,000	1,927,500
Verizon Florida LLC	A	6.13	01/15/13	2,000,000	2,012,960
					5,952,782
UTILITIES (4.0%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	462,037
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	2,000,000	1,995,774
Duke Energy Corp.	A	4.50	04/01/10	750,000	760,439
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	961,751
Entergy New Orleans, Inc.	BBB+	6.75	10/15/17	500,000	439,897
Metropolitan Edison	BBB	7.70	01/15/19	2,000,000	2,028,970
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	2,000,000	1,966,610
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	1,886,114
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	2,046,756
Virginia Electric & Power Co.	A-	4.50	12/15/10	2,000,000	2,030,718
					14,579,066
SOVEREIGN DEBT (1.3%)
Sri Lanka AID	NR	6.59	09/15/28	4,000,000	4,827,280

TOTAL LONG-TERM DEBT SECURITIES (Cost: $383,432,405) 98.4%					357,597,315

	Rating**	Rate(%)	Maturity	Face Amount	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
American Express Credit Corp.	A-1	0.10	04/01/09	1,700,000	1,700,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,700,000) 0.5%					1,700,000

TEMPORARY CASH INVESTMENTS (3) (Cost: $1,968,400) 0.5%					1,968,400

TOTAL INVESTMENTS (Cost: $387,100,805) 99.4%					361,265,715

OTHER NET ASSETS 0.6%					2,260,579

NET ASSETS 100.0%					$363,526,294

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009   (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

EQUITY INDEX FUND	$6,400,000	1.3%
ALL AMERICA FUND	$574,780	0.3%
SMALL CAP VALUE FUND	$3,328,580	2.4%
MID-CAP EQUITY INDEX FUND	$2,999,929	1.3%
COMPOSITE FUND	$505,072	0.4%
MONEY MARKET FUND	$69,489,524	42.5%
MID-TERM BOND FUND	$13,863,394	7.2%
BOND FUND	$2,859,086	0.8%

(1)                    The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of March 31, 2009, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	121	S&P 500 Stock Index	P	June 2009	$24,042,700	$1,096,250	4.7%
ALL AMERICA FUND	31	S&P 500 Stock Index	P	June 2009	$6,159,700	$317,750	3.2%
MID-CAP EQUITY INDEX FUND	82	S&P MidCap 400 Stock Index	P	June 2009	$20,003,900	$337,450	8.6%

(2)                    Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)                    The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2009 was 0.15%.

(4)                    Percentage is less than 0.05%.

(5)                    U.S. Government guaranteed security.

Fair Value—The Investment Company has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•    Level 1 — quoted prices in active markets for identical securities.

•    Level 2 —other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•    Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2009, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Investments at Market Value:
Equity Index Fund	$482,918,386	$24,058,425	—	$506,976,811
All America Fund	$181,102,641	$9,051,714	$574,780	$190,729,135
Small Cap Value Fund	$130,317,558	$7,199,925	$3,328,580	$140,846,063
Small Cap Growth Fund	$125,959,124	$3,700,000	—	$129,659,124
Mid Cap Value Fund	$25,569,706	$1,299,751	—	$26,869,457
Mid-Cap Equity Index Fund	$211,738,009	$19,924,019	—	$231,662,028
International Fund	$13,045,387	—	—	$13,045,387
Composite Fund	$76,952,870	$59,137,391	—	$136,090,261
Retirement Income Fund	$4,631,218	—	—	$4,631,218

2010 Retirement Fund	$8,587,155	—	—	$8,587,155
2015 Retirement Fund	$21,385,855	—	—	$21,385,855
2020 Retirement Fund	$22,177,627	—	—	$22,177,627
2025 Retirement Fund	$16,742,360	—	—	$16,742,360
2030 Retirement Fund	$13,053,077	—	—	$13,053,077
2035 Retirement Fund	$10,295,585	—	—	$10,295,585
2040 Retirement Fund	$7,868,741	—	—	$7,868,741
2045 Retirement Fund	$8,820,245	—	—	$8,820,245
Conservative Allocation Fund	$24,383,615	—	—	$24,383,615
Moderate Allocation Fund	$87,594,862	—	—	$87,594,862
Aggressive Allocation Fund	$77,034,293	—	—	$77,034,293
Money Market Fund	—	$163,480,608	—	$163,480,608
Mid-Term Bond Fund	—	$191,072,106	—	$191,072,106
Bond Fund	—	$361,265,715	—	$361,265,715
Other Financial Instruments:*
Equity Index Fund	$1,096,250	—	—	$1,096,250
All America Fund	$317,750	—	—	$317,750
Mid-Cap Equity Index Fund	$337,450	—	—	$337,450

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Three Months Ended March 31,
	Balance December 31, 2008	Unrealized Gains (Losses)	Transfer In/(Out) of Level 3	Balance March 31, 2009
All America Fund	$695,347	(120,567)	—	$574,780
Small Cap Value Fund	$3,989,652	(661,072)	—	$3,328,580

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio which is subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Retirement Funds - Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	30%	15%
2010 Retirement Fund	25%	14%	—	—	4%	25%	22%	10%
2015 Retirement Fund	30%	11%	2%	2%	8%	25%	13%	9%
2020 Retirement Fund	35%	11%	4%	4%	9%	24%	13%	—
2025 Retirement Fund	40%	15%	5%	5%	9%	20%	6%	—
2030 Retirement Fund	40%	18%	6%	6%	10%	20%	—	—
2035 Retirement Fund	40%	21%	7%	7%	12%	13%	—	—
2040 Retirement Fund	35%	24%	8%	8%	14%	11%	—	—
2045 Retirement Fund	35%	20%	10%	10%	15%	10%	—	—

Generally, rebalancing of the Retirement Funds’ holdings are performed on a quarterly or other periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds - The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

Conservative Allocation: Equity Index (25%), Bond (30%), Mid-Term Bond (45%).

Moderate Allocation: Equity Index (35%), Bond (30%), Mid-Term Bond (20%), Mid-Cap Equity Index (15%).

Aggressive Allocation: Equity Index (45%), Bond (25%), Mid-Cap Equity Index (20%), Small Cap Value (5%), Small Cap Growth (5%).

Generally, rebalancing of the Allocation Funds’ holdings are performed on a monthly basis.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2009 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$52,861,523	$9,650,188	$7,552,293	$5,687,764	$589,009
Unrealized Depreciation	(224,220,967)	(92,695,806)	(61,106,643)	(40,366,395)	(13,963,557)
Net	$(171,359,444)	$(83,045,618)	$(53,554,350)	$(34,678,631)	$(13,374,548)
Cost of Investments	$678,336,255	$273,774,753	$194,400,413	$164,337,755	$40,244,005

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$11,122,377	$0	$2,885,305	$0	$0
Unrealized Depreciation	(117,387,901)	(6,343,824)	(31,172,334)	(452,860)	(1,830,539)
Net	$(106,265,524)	$(6,343,824)	$(28,287,029)	$(452,860)	$(1,830,539)
Cost of Investments	$337,927,552	$19,389,211	$164,377,290	$5,084,078	$10,417,694

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$0	$0	$0	$0	$0
Unrealized Depreciation	(5,441,764)	(6,511,898)	(4,811,486)	(4,146,736)	(3,366,408)
Net	$(5,441,764)	$(6,511,898)	$(4,811,486)	$(4,146,736)	$(3,366,408)
Cost of Investments	$26,827,619	$28,689,525	$21,553,846	$17,199,813	$13,661,993

	2040 Retirement Fund	2045 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$0	$0	$0	$96,653	$0
Unrealized Depreciation	(2,381,236)	(2,465,564)	(3,868,718)	(27,540,051)	(38,563,805)
Net	$(2,381,236)	$(2,465,564)	$(3,868,718)	$(27,443,398)	$(38,563,805)
Cost of Investments	$10,249,977	$11,285,809	$28,252,333	$115,038,260	$115,598,098

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$11,520	$3,674,572	$8,160,799
Unrealized Depreciation	(111)	(8,238,636)	(33,995,889)
Net	$11,409	$(4,564,064)	$(25,835,090)
Cost of Investments	$163,469,199	$195,636,170	$387,100,805

ITEM 2.	CONTROLS AND PROCEDURES.

      (a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

      Exhibit 99         Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 18, 2009

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 18, 2009